UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place,

Mission, KS 66205
(Address of principal executive offices) (Zip code)

Laura Symon Browne

5420 W. 61st Place,

Mission, KS 66205
(Name and address of agent for service)

913-677-7778

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Updated April 6, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

September 30, 2023

TABLE OF CONTENTS

Investment Results (unaudited)	4
Expense Example (unaudited)	6
Allocation of Portfolio Holdings (unaudited)	10
Schedules of Investments or Written Options	12
Buffalo Discovery Fund (BUFTX)	12
Buffalo Dividend Focus Fund (BUFDX)	18
Buffalo Early Stage Growth Fund (BUFOX)	26
Buffalo Flexible Income Fund (BUFBX)	31
Buffalo Growth Fund (BUFGX)	37
Buffalo High Yield Fund (BUFHX)	41
Buffalo International Fund (BUFIX)	56
Buffalo Large Cap Fund (BUFEX)	65
Buffalo Mid Cap Fund (BUFMX)	71
Buffalo Small Cap Fund (BUFSX)	76
Statements of Assets and Liabilities	82
Statements of Operations	84
Statements of Changes in Net Assets	86
Financial Highlights	90
Notes to Financial Statements	110
Statement Regarding Liquidity Risk Management Program (unaudited)	123
Privacy Policy (unaudited)	125

INVESTMENT RESULTS (UNAUDITED)

Total Returns as of September 30, 2023

			Average Annual
	Gross Expense Ratio*	Six Months	One Year	Five Years	Ten Years	Investor Class Since Inception	Institutional Class Since Inception
Buffalo Discovery Fund — Investor Class (inception date 4/16/01)	1.01%	-1.97%	14.78%	5.08%	9.01%	8.58%	N/A
Buffalo Discovery Fund — Institutional Class (inception date 7/1/19)[1]	0.86%	-1.91%	14.95%	5.25%	9.18%	N/A	8.74%
Russell Mid Cap Growth Index	N/A	0.68%	17.47%	6.97%	9.94%	8.67%	8.67%
Buffalo Dividend Focus Fund — Investor Class (inception date 12/03/12)	0.95%	4.22%	17.35%	9.15%	11.38%	11.80%	N/A
Buffalo Dividend Focus Fund — Institutional Class (inception date 7/1/19)[1]	0.80%	4.31%	17.54%	9.31%	11.55%	N/A	11.97%
Russell 1000 Index	N/A	5.16%	21.19%	9.63%	11.63%	12.80%	12.80%
Buffalo Early Stage Growth Fund — Investor Class (inception date 5/21/04)	1.50%	-6.64%	3.06%	3.67%	6.39%	7.85%	N/A
Buffalo Early Stage Growth Fund — Institutional Class (inception date 7/1/19)[1]	1.35%	-6.60%	3.19%	3.83%	6.55%	N/A	8.01%
Russell 2000 Growth Index	N/A	-0.78%	9.59%	1.55%	6.72%	7.99%	7.99%
Buffalo Flexible Income Fund — Investor Class (inception date 8/12/94)	1.01%	3.04%	15.98%	7.17%	7.06%	7.39%	N/A
Buffalo Flexible Income Fund — Institutional Class (inception date 7/1/19)[1]	0.86%	3.12%	16.15%	7.32%	7.22%	N/A	7.55%
Russell 3000 Index	N/A	4.86%	20.46%	9.14%	11.28%	9.93%	9.93%
Buffalo Growth Fund — Investor Class (inception date 5/19/95)	0.92%	9.42%	29.95%	8.81%	10.92%	10.18%	N/A
Buffalo Growth Fund — Institutional Class (inception date 7/1/19)[1]	0.77%	9.45%	30.09%	8.96%	11.08%	N/A	10.34%
Russell 3000 Growth Index	N/A	8.71%	26.63%	11.70%	13.94%	9.93%	9.93%
Buffalo High Yield Fund — Investor Class (inception date 5/19/95)	1.03%	4.12%	10.82%	4.61%	4.33%	6.60%	N/A
Buffalo High Yield Fund — Institutional Class (inception date 7/1/19)[1]	0.87%	4.20%	10.98%	4.74%	4.48%	N/A	6.76%
ICE BofA US High Yield Index	N/A	2.21%	10.28%	2.82%	4.17%	6.44%	6.44%
Buffalo International Fund — Investor Class (inception date 9/28/07)	1.04%	-5.39%	23.09%	5.41%	6.73%	4.93%	N/A
Buffalo International Fund — Institutional Class (inception date 7/1/19)[1]	0.89%	-5.28%	23.25%	5.57%	6.89%	N/A	5.09%
FTSE All-World ex-US Index	N/A	-0.66%	21.06%	3.31%	4.06%	2.42%	2.42%
Buffalo Large Cap Fund — Investor Class (inception date 5/19/95)	0.95%	8.80%	26.77%	10.18%	12.60%	9.98%	N/A
Buffalo Large Cap Fund — Institutional Class (inception date 7/1/19)[1]	0.80%	8.86%	26.94%	10.34%	12.76%	N/A	10.14%
Russell 1000 Growth Index	N/A	9.28%	27.72%	12.42%	14.48%	10.13%	10.13%

(Unaudited)

			Average Annual
	Gross Expense Ratio*	Six Months	One Year	Five Years	Ten Years	Investor Class Since Inception	Institutional Class Since Inception
Buffalo Mid Cap Fund — Investor Class (inception date 12/17/01)	1.03%	2.17%	17.94%	7.25%	7.93%	8.03%	N/A
Buffalo Mid Cap Fund — Institutional Class (inception date 7/1/19)[1]	0.88%	2.16%	18.07%	7.40%	8.09%	N/A	8.19%
Russell Mid Cap Growth Index	N/A	0.68%	17.47%	6.97%	9.94%	8.86%	8.86%
Buffalo Small Cap Fund — Investor Class (inception date 4/14/98)	0.99%	-7.62%	-2.82%	4.89%	7.43%	10.84%	N/A
Buffalo Small Cap Fund — Institutional Class (inception date 7/1/19)[1]	0.87%	-7.50%	-2.73%	5.04%	7.59%	N/A	11.00%
Russell 2000 Growth Index	N/A	-0.78%	9.59%	1.55%	6.72%	5.68%	5.68%

1  The Institutional Class commenced operations on 7/1/2019. Performance for periods prior to 7/1/2019 is based on the performance of the Investor Class adjusted for the Shareholder Services fee of the Investor Class.

*  As reported in the Funds' Prospectus dated July 28, 2023. Current period gross expense ratio for each Fund can be found on the Financial Highlights, beginning on page 90.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current as of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.

The Funds' returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The Russell Mid Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index represents the 1,000 companies by market capitalization in the USA. The Russell 3000 Index is a market-capitalization-weighted equity index that tracks the performance of the 3,000 largest US-traded stocks. The Russell 3000 Growth Index is a market-capitalization index that is comprised of companies that display signs of above-average growth. The FTSE All-World ex-US Index is part of the FTSE All-World Index, a global index covering approximately 4,000 mid cap and large cap stocks in 47 countries, excluding the USA. The ICE BofA US High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in healthcare and information technology companies, foreign securities, debt securities, lower- or unrated securities and medium and small companies. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings. Distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees, shareholder servicing fees (Investor Class only) and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO DISCOVERY FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$980.30	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10
Institutional Class
Actual	$1,000.00	$980.90	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

(Unaudited)

BUFFALO DIVIDEND FOCUS FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,042.20	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	$4.70
Institutional Class
Actual	$1,000.00	$1,126.90	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO EARLY STAGE GROWTH FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$933.60	$6.96
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.49
Institutional Class
Actual	$1,000.00	$934.00	$6.48
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO FLEXIBLE INCOME FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,030.40	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10
Institutional Class
Actual	$1,000.00	$1,031.20	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO GROWTH FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,094.20	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39
Institutional Class
Actual	$1,000.00	$1,094.50	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

(Unaudited)

BUFFALO HIGH YIELD FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,041.20	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10
Institutional Class
Actual	$1,000.00	$1,042.00	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO INTERNATIONAL FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$946.10	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15
Institutional Class
Actual	$1,000.00	$947.20	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO LARGE CAP FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,088.00	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45
Institutional Class
Actual	$1,000.00	$1,088.60	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

BUFFALO MID CAP FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$1,021.70	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.90
Institutional Class
Actual	$1,000.00	$1,021.60	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

(Unaudited)

BUFFALO SMALL CAP FUND	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period April 1, 2023 - September 30, 2023*
Investor Class
Actual	$1,000.00	$923.80	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85
Institutional Class
Actual	$1,000.00	$925.00	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

* Expenses for the Investor Class are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. Expenses for the Institutional Class are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 to project a one-half year period.

ALLOCATION OF PORTFOLIO HOLDINGS
(UNAUDITED)

Percentages represent market value as a percentage of investments as of September 30, 2023.

BUFFALO DISCOVERY
FUND

BUFFALO DIVIDEND
FOCUS FUND

BUFFALO EARLY STAGE
GROWTH FUND

BUFFALO FLEXIBLE
INCOME FUND

BUFFALO GROWTH
FUND

BUFFALO HIGH YIELD
FUND

(Unaudited)

Percentages represent market value as a percentage of investments as of September 30, 2023.

BUFFALO
INTERNATIONAL FUND

BUFFALO LARGE CAP
FUND

BUFFALO MID CAP
FUND

BUFFALO SMALL CAP
FUND

BUFFALO DISCOVERY FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		94.4%
Communication Services		4.2%
	Entertainment	1.7%
447,751	Endeavor Group Holdings, Inc.	8,910,245
31,400	Spotify Technology SA(a)	4,855,696
		13,765,941
	Interactive Media & Services	0.9%
278,000	Pinterest, Inc.(a)	7,514,340
	Media	1.6%
157,873	Trade Desk, Inc.(a)	12,337,775
Total Communication Services		33,618,056
Consumer Discretionary		8.0%
	Automobile Components	1.8%
142,736	Aptiv PLC(a)	14,072,342
	Hotels, Restaurants & Leisure	2.4%
105,952	Expedia Group, Inc.(a)	10,920,473
207,870	MGM Resorts International	7,641,301
		18,561,774
	Specialty Retail	2.7%
55,346	Five Below, Inc.(a)	8,905,171
46,307	Floor & Decor Holdings, Inc. — Class A(a)	4,190,784
42,809	Tractor Supply Co.	8,692,367
		21,788,322
	Textiles, Apparel & Luxury Goods	1.1%
22,432	lululemon athletica, Inc.(a)	8,650,004
Total Consumer Discretionary		63,072,442
Consumer Staples		2.0%
	Personal Care Products	2.0%
46,425	Estee Lauder Companies, Inc. — Class A	6,710,734
435,000	Kenvue, Inc.	8,734,800
		15,445,534
Total Consumer Staples		15,445,534

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Energy		1.8%
	Energy Equipment & Services	1.8%
246,845	Schlumberger NV	14,391,063
Total Energy		14,391,063
Financials		10.4%
	Capital Markets	6.9%
17,100	FactSet Research Systems, Inc.	7,477,146
87,438	Intercontinental Exchange, Inc.	9,619,929
46,940	MSCI, Inc.	24,083,975
37,751	S&P Global, Inc.	13,794,593
		54,975,643
	Financial Services	3.5%
38,691	FleetCor Technologies, Inc.(a)	9,879,360
87,708	Global Payments, Inc.	10,120,626
126,667	Shift4 Payments, Inc.(a)	7,013,552
		27,013,538
Total Financials		81,989,181
Health Care		19.5%
	Biotechnology	1.9%
22,000	Alnylam Pharmaceuticals, Inc.(a)	3,896,200
105,000	Halozyme Therapeutics, Inc.(a)	4,011,000
164,281	Natera, Inc.(a)	7,269,434
		15,176,634
	Health Care Equipment & Supplies	5.5%
82,800	Abbott Laboratories	8,019,180
307,064	Boston Scientific Corp.(a)	16,212,979
104,330	Edwards Lifesciences Corp.(a)	7,227,982
20,299	IDEXX Laboratories, Inc.(a)	8,876,144
22,010	Inspire Medical Systems, Inc.(a)	4,367,664
		44,703,949
	Health Care Providers & Services	1.7%
105,792	HealthEquity, Inc.(a)	7,728,106
171,000	Progyny, Inc.(a)	5,817,420
		13,545,526

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Health Care Technology	2.4%
250,000	Doximity, Inc. — Class A(a)	5,305,000
65,534	Veeva Systems, Inc. — Class A(a)	13,332,892
		18,637,892
	Life Sciences Tools & Services	8.0%
72,972	Agilent Technologies, Inc.	8,159,729
449,073	Avantor, Inc.(a)	9,466,459
120,241	Azenta, Inc.(a)	6,034,896
29,930	Bio-Rad Laboratories, Inc. — Class A(a)	10,728,409
128,278	Bio-Techne Corp.	8,731,883
98,662	IQVIA Holdings, Inc.(a)	19,411,749
		62,533,125
Total Health Care		154,597,126
Health Care Equipment & Supplies		1.4%
146,641	Alcon, Inc.	11,300,156
Total Health Care Equipment & Supplies		11,300,156
Industrials		17.2%
	Building Products	1.7%
35,986	Builders FirstSource, Inc.(a)	4,479,897
135,572	Trex Co., Inc.(a)	8,355,302
		12,835,199
	Commercial Services & Supplies	2.0%
364,088	Copart, Inc.(a)	15,688,552
	Construction & Engineering	0.5%
56,034	MasTec, Inc.(a)	4,032,767
	Electrical Equipment	3.6%
105,100	AMETEK, Inc.	15,529,576
22,000	Rockwell Automation, Inc.	6,289,140
353,196	Shoals Technologies Group, Inc.(a)	6,445,827
		28,264,543
	Machinery	3.0%
254,314	Ingersoll Rand, Inc.	16,204,888
85,000	Xylem, Inc./NY	7,737,550
		23,942,438

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Professional Services	3.7%
20,662	Equifax, Inc.	3,784,865
90,636	ExlService Holdings, Inc.(a)	2,541,434
132,389	TransUnion	9,504,206
58,123	Verisk Analytics, Inc.	13,730,978
		29,561,483
	Trading Companies & Distributors	2.7%
129,853	Fastenal Co.	7,095,168
65,000	Ferguson PLC	10,690,550
23,773	WESCO International, Inc.	3,419,033
		21,204,751
Total Industrials		135,529,733
Information Technology		24.5%
	Communications Equipment	4.0%
49,817	Arista Networks, Inc.(a)	9,162,841
305,109	Calix, Inc.(a)	13,986,197
159,375	Ciena Corp.(a)	7,532,062
		30,681,100
	Electronic Equipment, Instruments & Components	2.3%
126,301	Amphenol Corp. — Class A	10,608,021
58,114	Keysight Technologies, Inc.(a)	7,689,063
		18,297,084
	IT Services	2.7%
26,382	EPAM Systems, Inc.(a)	6,745,614
11,591	Gartner, Inc.(a)	3,982,783
136,825	GoDaddy, Inc. — Class A(a)	10,190,726
		20,919,123
	Semiconductors & Semiconductor Equipment	2.6%
17,363	Monolithic Power Systems, Inc.	8,021,706
17,366	SolarEdge Technologies, Inc.(a)	2,249,071
65,394	Universal Display Corp.	10,266,204
		20,536,981

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Software	12.9%
19,179	ANSYS, Inc.(a)	5,706,711
34,070	Aspen Technology, Inc.(a)	6,959,138
51,501	Autodesk, Inc.(a)	10,656,072
63,098	Crowdstrike Holdings, Inc.(a)	10,561,343
518,744	DoubleVerify Holdings, Inc.(a)	14,498,895
118,995	Five9, Inc.(a)	7,651,378
92,700	Splunk, Inc.(a)	13,557,375
23,605	Synopsys, Inc.(a)	10,833,987
150,236	Tenable Holdings, Inc.(a)	6,730,573
166,392	Teradata Corp.(a)	7,490,968
23,113	Tyler Technologies, Inc.(a)	8,924,854
		103,571,294
Total Information Technology		194,005,582
Materials		3.5%
	Chemicals	1.5%
71,184	Ecolab Inc.	12,058,569
	Construction Materials	2.0%
38,418	Martin Marietta Materials, Inc.	15,769,821
Total Materials		27,828,390
Real Estate		1.9%
	Real Estate Management & Development	1.9%
199,341	CoStar Group, Inc.(a)	15,327,329
Total Real Estate		15,327,329
Total Common Stocks (Cost $595,093,670)		747,104,592
Real Estate Investment Trusts		0.4%
16,295	SBA Communications Corp.	3,261,770
Total Real Estate Investment Trusts (Cost $4,053,965)		3,261,770

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Short-Term Investments		5.7%
Money Market Funds		5.7%
45,093,417	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	45,093,417
Total Money Market Funds		45,093,417
Total Short-Term Investments (Cost $45,093,417)		45,093,417
Total Investments (Cost $644,241,052)		100.5 795,459,779%
Liabilities in Excess of Other Assets		(0.5 (3,719,387))%
Total Net Assets		100.0 791,740,392%

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares or Principal Amount		$ Value
Convertible Bonds		6.2%
Communication Services		0.4%
	Entertainment	0.4%
	Live Nation Entertainment, Inc.
500,000	2.00%, 02/15/2025	511,732
Total Communication Services		511,732
Consumer Discretionary		1.6%
	Hotels, Restaurants & Leisure	1.6%
	Royal Caribbean Cruises Ltd.
1,000,000	6.00%, 08/15/2025	1,976,500
Total Consumer Discretionary		1,976,500
Health Care		1.3%
	Biotechnology	1.3%
	Apellis Pharmaceuticals, Inc.
300,000	3.50%, 09/15/2026	372,570
	Exact Sciences Corp.
750,000	0.38%, 03/01/2028	651,075
100,000	0.38%, 03/15/2027	91,000
	PTC Therapeutics, Inc.
600,000	1.50%, 09/15/2026	478,500
		1,593,145
Total Health Care		1,593,145
Industrials		0.6%
	Passenger Airlines	0.6%
	Southwest Airlines Co.
750,000	1.25%, 05/01/2025	747,188
Total Industrials		747,188
Information Technology		2.3%
	Communications Equipment	0.6%
	Lumentum Holdings, Inc.
750,000	0.50%, 12/15/2026	632,250

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Software	1.7%
	Cerence, Inc.
1,610,000	3.00%, 06/01/2025	1,570,435
	Guidewire Software, Inc.
500,000	1.25%, 03/15/2025	509,000
		2,079,435
Total Information Technology		2,711,685
Total Convertible Bonds (Cost $6,867,171)		7,540,250
Common Stocks		86.4%
Communication Services		8.5%
	Diversified Telecommunication Services	0.3%
10,625	Verizon Communications, Inc.	344,356
	Entertainment	1.3%
10,750	Activision Blizzard, Inc.	1,006,523
7,605	Walt Disney Co.(a)	616,385
		1,622,908
	Interactive Media & Services	6.1%
13,000	Alphabet, Inc. — Class C(a)	1,714,050
12,600	Alphabet, Inc. — Class A(a)	1,648,836
13,300	Meta Platforms, Inc. — Class A(a)	3,992,793
		7,355,679
	Media	0.8%
22,500	Comcast Corp. — Class A	997,650
Total Communication Services		10,320,593
Consumer Discretionary		4.0%
	Broadline Retail	1.1%
11,000	Amazon.com, Inc.(a)	1,398,320
	Hotels, Restaurants & Leisure	1.8%
5,000	Las Vegas Sands Corp.	229,200
30,500	MGM Resorts International	1,121,180
9,500	Starbucks Corp.	867,065
		2,217,445

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Specialty Retail	1.1%
4,225	Home Depot, Inc.	1,276,626
Total Consumer Discretionary		4,892,391
Consumer Staples		4.3%
	Beverages	1.6%
5,550	PepsiCo, Inc.	940,392
72,500	Primo Water Corp.	1,000,500
		1,940,892
	Consumer Staples Distribution & Retail	0.4%
3,450	Walmart, Inc.	551,759
	Food Products	1.2%
9,000	Lamb Weston Holdings, Inc.	832,140
11,900	Tyson Foods, Inc. — Class A	600,831
		1,432,971
	Household Products	0.7%
5,725	The Procter & Gamble Co.	835,048
	Personal Care Products	0.4%
27,000	Kenvue, Inc.	542,160
Total Consumer Staples		5,302,830
Energy		12.1%
	Oil, Gas & Consumable Fuels	12.1%
162,600	Energy Transfer Equity, L.P.	2,281,278
46,650	Enterprise Products Partners L.P.	1,276,811
9,875	Hess Corp.	1,510,875
12,126	Marathon Petroleum Corp.	1,835,149
63,400	Northern Oil and Gas, Inc.	2,550,582
7,900	Valero Energy Corp.	1,119,509
150,000	Viper Energy Partners LP	4,182,000
		14,756,204
Total Energy		14,756,204

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Financials		17.8%
	Banks	5.5%
63,000	Bank of America Corp.	1,724,940
24,375	Citigroup, Inc.	1,002,544
40,750	Citizens Financial Group, Inc.	1,092,100
14,000	JPMorgan Chase & Co.	2,030,280
28,600	Truist Financial Corp.	818,246
		6,668,110
	Capital Markets	3.4%
1,100	BlackRock, Inc.	711,139
4,025	CME Group, Inc.	805,885
7,136	S&P Global, Inc.	2,607,566
		4,124,590
	Financial Services	6.7%
180,800	Burford Capital Ltd.	2,531,200
27,000	Compass Diversified Holdings	506,790
4,400	Global Payments, Inc.	507,716
4,400	MasterCard, Inc. — Class A	1,742,004
12,925	Visa Inc. — Class A	2,972,879
		8,260,589
	Insurance	2.2%
11,575	Arthur J. Gallagher & Co.	2,638,290
Total Financials		21,691,579
Health Care		14.5%
	Biotechnology	2.3%
24,700	Horizon Therapeutics PLC(a)	2,857,543
	Health Care Equipment & Supplies	1.2%
10,000	Abbott Laboratories	968,500
11,600	Baxter International, Inc.	437,784
		1,406,284
	Health Care Providers & Services	7.9%
32,900	CVS Health Corp.	2,297,078
3,375	Elevance Health, Inc.	1,469,542
8,100	HCA Healthcare, Inc.	1,992,438
2,500	McKesson Corp.	1,087,125
5,600	UnitedHealth Group, Inc.	2,823,464
		9,669,647

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Pharmaceuticals	3.1%
3,150	Eli Lilly & Co.	1,691,960
7,125	Johnson & Johnson	1,109,719
9,800	Merck & Co., Inc.	1,008,910
		3,810,589
Total Health Care		17,744,063
Health Care Equipment & Supplies		0.5%
	Health Care Equipment & Supplies	0.5%
7,400	Medtronic PLC	579,864
Total Health Care Equipment & Supplies		579,864
Industrials		5.0%
	Aerospace & Defense	0.5%
3,025	The Boeing Co.(a)	579,832
	Commercial Services & Supplies	1.1%
2,800	Cintas Corp.	1,346,828
	Electrical Equipment	0.3%
2,500	AMETEK, Inc.	369,400
	Industrial Conglomerates	0.5%
3,450	Honeywell International, Inc.	637,353
	Machinery	1.3%
3,950	Parker-Hannifin Corp.	1,538,604
	Professional Services	0.8%
3,200	Equifax, Inc.	586,176
7,700	SS&C Technologies Holdings, Inc.	404,558
		990,734
	Trading Companies & Distributors	0.5%
10,300	Fastenal Co.	562,792
Total Industrials		6,025,543
Information Technology		12.5%
	Communications Equipment	0.8%
17,750	Cisco Systems, Inc.	954,240

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	IT Services	0.9%
7,700	International Business Machines Corp.	1,080,310
	Semiconductors & Semiconductor Equipment	1.6%
10,100	Marvell Technology, Inc.	546,713
9,075	QUALCOMM, Inc.	1,007,869
2,950	Texas Instruments, Inc.	469,080
		2,023,662
	Software	4.8%
18,650	Microsoft Corp.	5,888,737
	Technology Hardware, Storage & Peripherals	4.4%
31,080	Apple Inc.	5,321,207
Total Information Technology		15,268,156
Materials		1.8%
	Construction Materials	1.0%
10,000	CRH PLC	547,300
1,500	Martin Marietta Materials, Inc.	615,720
		1,163,020
	Containers & Packaging	0.8%
43,700	Graphic Packaging Holding Co.	973,636
Total Materials		2,136,656
Utilities		5.4%
	Electric Utilities	3.7%
15,700	American Electric Power Co., Inc.	1,180,954
30,550	Edison International	1,933,509
82,600	PG&E Corp.(a)	1,332,338
		4,446,801
	Independent Power & Renewable Elec Producers	1.0%
39,000	Vistra Corp.	1,294,020
	Multi-Utilities	0.7%
12,200	Sempra Energy	829,967
Total Utilities		6,570,788
Total Common Stocks (Cost $54,770,437)		105,288,667

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Real Estate Investment Trusts		3.6%
19,106	Community Healthcare Trust, Inc.	567,448
3,200	American Tower Corp.	526,240
5,000	Digital Realty Trust, Inc.	605,100
1,100	Equinix Inc.	798,886
6,500	Lamar Advertising Co.	542,555
5,000	Public Storage	1,317,600
Total Real Estate Investment Trusts (Cost $4,027,957)		4,357,829
Preferred Stocks		0.3%
Financials		0.3%
15,000	Compass Diversified Holdings, Series C, 7.88%, (Call 1/30/2025)	363,450
Total Financials		363,450
Total Preferred Stocks (Cost $319,968)		363,450
Short-Term Investments		3.5%
Money Market Funds		3.5%
4,226,423	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	4,226,423
Total Money Market Funds		4,226,423
Total Short-Term Investments (Cost $4,226,423)		4,226,423
Total Investments (Cost $70,211,956)		100.0 121,776,619%
Other Assets in Excess of Other Assets		0.0 59,682	%(c)
Total Net Assets		100.0 121,836,301%

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

(c)  Represents less than 0.05% of net assets.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO EARLY STAGE GROWTH FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		93.9%
Communication Services		0.9%
	Interactive Media & Services	0.9%
17,900	Shutterstock, Inc.	681,095
Total Communication Services		681,095
Consumer Discretionary		16.9%
	Automobile Components	2.3%
22,800	Patrick Industries, Inc.	1,711,368
	Diversified Consumer Services	1.8%
120,300	OneSpaWorld Holdings Ltd.(a)	1,349,766
	Hotels, Restaurants & Leisure	6.8%
156,800	Accel Entertainment, Inc.(a)	1,716,960
247,200	Playa Hotels & Resorts N.V.(a)	1,789,728
52,000	Portillo's, Inc.(a)	800,280
48,710	Target Hospitality Corp.(a)	773,515
		5,080,483
	Household Durables	2.9%
13,900	LGI Homes, Inc.(a)	1,382,911
41,600	Lovesac Co.(a)	828,672
		2,211,583
	Leisure Products	1.7%
26,600	Malibu Boats, Inc. — Class A(a)	1,303,932
	Specialty Retail	1.4%
36,900	Overstock.com, Inc.(a)	583,758
20,100	Sleep Number Corp.(a)	494,259
		1,078,017
Total Consumer Discretionary		12,735,149
Consumer Staples		2.0%
	Food Products	2.0%
130,000	Real Good Food Co., Inc.(a)	435,500
311,000	SunOpta, Inc.(a)	1,048,070
		1,483,570
Total Consumer Staples		1,483,570

The accompanying notes are an integral part of these financial statements.

BUFFALO EARLY STAGE GROWTH FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Financials		12.7%
	Capital Markets	4.2%
21,985	Hamilton Lane Inc. — Class A	1,988,323
162,100	Open Lending Corp.(a)	1,186,572
		3,174,895
	Financial Services	5.0%
113,700	Compass Diversified Holdings	2,134,149
79,400	i3 Verticals, Inc. — Class A(a)	1,678,516
		3,812,665
	Insurance	3.5%
6,300	Kinsale Capital Group, Inc.	2,609,019
Total Financials		9,596,579
Health Care		14.2%
	Health Care Equipment & Supplies	7.2%
29,700	Establishment Labs Holdings, Inc.(a)	1,457,379
5,700	Inspire Medical Systems, Inc.(a)	1,131,108
14,700	Omnicell, Inc.(a)	662,088
28,490	OrthoPediatrics Corp.(a)	911,680
58,610	Paragon 28, Inc.(a)	735,555
13,375	STAAR Surgical Co.(a)	537,408
		5,435,218
	Health Care Providers & Services	1.7%
85,000	AirSculpt Technologies, Inc.(a)	581,400
40,100	Castle Biosciences, Inc.(a)	677,289
		1,258,689
	Health Care Technology	3.0%
67,100	HealthStream, Inc.	1,448,018
19,500	Simulations Plus, Inc.	813,150
		2,261,168
	Life Sciences Tools & Services	1.6%
88,800	BioLife Solutions, Inc.(a)	1,226,328
	Pharmaceuticals	0.7%
350,000	Societal CDMO, Inc.(a)	164,150
99,251	Verrica Pharmaceuticals, Inc.(a)	385,590
		549,740
Total Health Care		10,731,143

The accompanying notes are an integral part of these financial statements.

BUFFALO EARLY STAGE GROWTH FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Industrials		30.1%
	Aerospace & Defense	3.6%
80,000	Cadre Holdings, Inc.	2,132,000
40,000	Kratos Defense & Security Solutions, Inc.(a)	600,800
		2,732,800
	Air Freight & Logistics	2.2%
79,100	Air Transport Services Group, Inc.(a)	1,650,817
	Building Products	3.2%
9,200	Advanced Drainage Systems, Inc.	1,047,236
29,400	Apogee Enterprises, Inc.	1,384,152
		2,431,388
	Construction & Engineering	2.7%
71,500	Bowman Consulting Group Ltd.(a)	2,004,145
	Machinery	5.7%
35,000	Federal Signal Corp.	2,090,550
160,000	Hillman Solutions Corp.(a)	1,320,000
46,000	Kornit Digital Ltd.(a)	869,860
		4,280,410
	Professional Services	9.8%
17,100	ICF International, Inc.	2,065,851
18,500	NV5 Global, Inc.(a)	1,780,255
104,600	Verra Mobility Corp.(a)	1,956,020
79,400	Willdan Group, Inc.(a)	1,622,142
		7,424,268
	Trading Companies & Distributors	2.9%
22,700	Transcat, Inc.(a)	2,223,919
Total Industrials		22,747,747
Information Technology		15.7%
	Communications Equipment	3.3%
54,200	Calix, Inc.(a)	2,484,528
	Electronic Equipment, Instruments & Components	0.6%
42,800	nLight, Inc.(a)	445,120
	IT Services	1.5%
113,500	BigCommerce Holdings, Inc.(a)	1,120,245

The accompanying notes are an integral part of these financial statements.

BUFFALO EARLY STAGE GROWTH FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Semiconductors & Semiconductor Equipment	1.0%
35,000	MaxLinear, Inc.(a)	778,750
	Software	9.3%
175,900	8x8, Inc.(a)	443,268
45,900	Cerence, Inc.(a)	934,983
28,500	CoreCard Corp.(a)	570,000
7,100	CyberArk Software Ltd.(a)	1,162,767
27,005	Envestnet, Inc.(a)	1,189,030
29,000	Teradata Corp.(a)	1,305,580
48,700	Varonis Systems, Inc.(a)	1,487,298
		7,092,926
Total Information Technology		11,921,569
Materials		1.4%
	Chemicals	1.4%
56,000	Element Solutions, Inc.	1,098,160
Total Materials		1,098,160
Total Common Stocks (Cost $68,007,167)		70,995,012
Real Estate Investment Trusts		2.1%
53,600	Community Healthcare Trust, Inc.	1,591,920
Total Real Estate Investment Trusts (Cost $1,437,562)		1,591,920
Warrants		0.0	%(b)
Consumer Discretionary		0.0	%(b)
	Specialty Retail	0.0	%(b)
1,200,000	Polished.com, Inc., Expires June 02, 2026, Exercise Price $2.25(a)	3,600
Total Consumer Discretionary		3,600
Total Warrants (Cost $577,170)		3,600

The accompanying notes are an integral part of these financial statements.

BUFFALO EARLY STAGE GROWTH FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Short-Term Investments		4.1%
Money Market Funds		4.1%
3,129,033	Fidelity Government Portfolio — Class Institutional, 5.23%(c)	3,129,033
Total Money Market Funds		3,129,033
Total Short-Term Investments (Cost $3,129,033)		3,129,033
Total Investments (Cost $73,150,932)		100.1 75,719,565%
Liabilities in Excess of Other Assets		(0.1 (67,432))%
Total Net Assets		100.0 75,652,133%

(a)  Non-income producing security.

(b)  Represents less than 0.05% of net assets.

(c)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		97.3%
Communication Services		3.4%
	Diversified Telecommunication Services	2.5%
257,200	AT&T, Inc.	3,863,144
240,000	Verizon Communications, Inc.	7,778,400
		11,641,544
	Entertainment	0.9%
500,000	Lions Gate Entertainment Corp. — Class B(a)	3,935,000
Total Communication Services		15,576,544
Consumer Staples		19.0%
	Beverages	4.9%
150,000	Coca-Cola Co.	8,397,000
80,000	PepsiCo, Inc.	13,555,200
		21,952,200
	Consumer Staples Distribution & Retail	3.7%
30,000	Costco Wholesale Corp.	16,948,800
	Food Products	4.2%
200,000	B&G Foods, Inc.	1,978,000
100,000	Conagra Brands, Inc.	2,742,000
150,000	General Mills, Inc.	9,598,500
60,000	Kellanova	3,570,600
40,000	Kraft Heinz Co.	1,345,600
		19,234,700
	Household Products	6.2%
50,000	Clorox Co.	6,553,000
25,000	Colgate-Palmolive Co.	1,777,750
70,000	Kimberly-Clark Corp.	8,459,500
75,000	The Procter & Gamble Co.	10,939,500
		27,729,750
Total Consumer Staples		85,865,450
Energy		31.3%
	Energy Equipment & Services	2.4%
190,000	Schlumberger NV	11,077,000

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Oil, Gas & Consumable Fuels	28.9%
400,000	APA Corp.	16,440,000
125,000	Chevron Corp.	21,077,500
165,000	ConocoPhillips	19,767,000
140,000	Delek Logistics Partners LP	5,875,800
165,000	Exxon Mobil Corp.	19,400,700
145,000	Hess Corp.	22,185,000
70,000	HF Sinclair Corp.	3,985,100
560,000	Kinder Morgan, Inc.	9,284,800
70,000	Marathon Petroleum Corp.	10,593,800
50,000	Suncor Energy, Inc.	1,719,000
		130,328,700
Total Energy		141,405,700
Financials		8.1%
	Banks	2.3%
108,850	Citizens Financial Group, Inc.	2,917,180
245,000	Truist Financial Corp.	7,009,450
		9,926,630
	Insurance	5.8%
70,000	Arthur J. Gallagher & Co.	15,955,100
95,000	The Allstate Corp.	10,583,950
		26,539,050
Total Financials		36,465,680
Health Care		15.7%
	Biotechnology	1.7%
100,000	Gilead Sciences, Inc.	7,494,000
	Health Care Equipment & Supplies	2.3%
75,000	Abbott Laboratories	7,263,750
90,000	Baxter International, Inc.	3,396,600
		10,660,350
The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Pharmaceuticals	11.7%
15,000	Bristol-Myers Squibb Co.	870,600
40,000	Eli Lilly & Co.	21,485,200
50,000	GSK PLC — ADR	1,812,500
75,000	Johnson & Johnson	11,681,250
80,000	Merck & Co., Inc.	8,236,000
270,000	Pfizer Inc.	8,955,900
		53,041,450
Total Health Care		71,195,800
Industrials		2.8%
	Commercial Services & Supplies	2.5%
420,000	Pitney Bowes Inc.	1,268,400
65,000	Waste Management, Inc.	9,908,600
		11,177,000
	Electrical Equipment	0.3%
45,000	ABB Ltd. — ADR	1,601,550
Total Industrials		12,778,550
Information Technology		14.4%
	Communications Equipment	2.1%
175,000	Cisco Systems, Inc.	9,408,000
	IT Services	2.2%
70,000	International Business Machines Corp.	9,821,000
	Semiconductors & Semiconductor Equipment	2.1%
88,000	QUALCOMM, Inc.	9,773,280
	Software	8.0%
115,000	Microsoft Corp.	36,311,250
Total Information Technology		65,313,530
Materials		2.6%
	Chemicals	1.3%
115,000	Dow, Inc.	5,929,400

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Metals & Mining	1.3%
15,000	BHP Group Ltd. — ADR	853,200
110,000	Cleveland-Cliffs, Inc.(a)	1,719,300
50,000	Rio Tinto PLC — ADR	3,182,000
		5,754,500
Total Materials		11,683,900
Total Common Stocks (Cost $207,604,436)		440,285,154
Real Estate Investment Trusts		2.3%
85,300	Digital Realty Trust, Inc.	10,323,006
Total Real Estate Investment Trusts (Cost $4,977,727)		10,323,006
Short-Term Investments		0.4%
Money Market Funds		0.4%
1,720,385	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	1,720,385
Total Money Market Funds		1,720,385
Total Short-Term Investments (Cost $1,720,385)		1,720,385
Total Investments (Cost $214,302,548)		100.0 452,328,545%
Other Assets in Excess of Other Assets		0.0 44,606	%(c)
Total Net Assets		100.0 452,373,151%

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

ADR  American Depositary Receipt

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

(c)  Represents less than 0.05% of net assets.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND
(UNAUDITED)

SCHEDULE OF WRITTEN OPTIONS

SEPTEMBER 30, 2023 Continued

Contracts		$ Notional	$ Value
Call Options			0.0	%(a)
	Truist Financial Corp.
200	Expires October 27, 2023 at $30.00	572,200	14,000
	Verizon Communications, Inc.
200	Expires October 27, 2023 at $34.00	648,200	4,000
	Total Call Options		18,000
	Total Written Options (Premiums received $18,196)		18,000

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		97.1%
Communication Services		13.6%
	Entertainment	1.1%
50,000	Liberty Media Corp.-Liberty Live(a)	1,605,000
	Interactive Media & Services	12.5%
63,900	Alphabet, Inc. — Class A(a)	8,361,954
50,052	Alphabet, Inc. — Class C(a)	6,599,356
11,898	Meta Platforms, Inc. — Class A(a)	3,571,899
		18,533,209
Total Communication Services		20,138,209
Consumer Discretionary		9.4%
	Broadline Retail	6.3%
72,820	Amazon.com, Inc.(a)	9,256,879
	Hotels, Restaurants & Leisure	1.9%
900	Booking Holdings, Inc.(a)	2,775,555
	Textiles, Apparel & Luxury Goods	1.2%
18,639	NIKE, Inc. — Class B	1,782,261
Total Consumer Discretionary		13,814,695
Energy		1.8%
	Energy Equipment & Services	1.8%
46,633	Schlumberger NV	2,718,704
Total Energy		2,718,704
Financials		12.0%
	Capital Markets	2.6%
231,270	Open Lending Corp.(a)	1,692,896
5,672	S&P Global, Inc.	2,072,605
		3,765,501

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Financial Services	9.4%
13,005	Global Payments, Inc.	1,500,647
12,315	MasterCard, Inc. — Class A	4,875,632
36,000	PayPal Holdings, Inc.(a)	2,104,560
27,567	Shift4 Payments, Inc.(a)	1,526,385
17,358	Visa Inc. — Class A	3,992,514
		13,999,738
Total Financials		17,765,239
Health Care		12.1%
	Health Care Equipment & Supplies	3.7%
21,475	Edwards Lifesciences Corp.(a)	1,487,788
25,335	Establishment Labs Holdings, Inc.(a)	1,243,188
2,856	IDEXX Laboratories, Inc.(a)	1,248,843
4,772	Intuitive Surgical, Inc.(a)	1,394,808
		5,374,627
	Health Care Providers & Services	3.4%
57,024	Progyny, Inc.(a)	1,939,956
6,226	UnitedHealth Group, Inc.	3,139,087
		5,079,043
	Health Care Technology	1.1%
7,759	Veeva Systems, Inc. — Class A(a)	1,578,569
	Life Sciences Tools & Services	3.9%
4,350	Bio-Rad Laboratories, Inc. — Class A(a)	1,559,257
6,059	Danaher Corp.	1,503,238
5,259	Thermo Fisher Scientific, Inc.	2,661,948
		5,724,443
Total Health Care		17,756,682
Industrials		6.0%
	Commercial Services & Supplies	1.0%
34,100	Copart, Inc.(a)	1,469,369
	Ground Transportation	2.8%
57,278	Uber Technologies, Inc.(a)	2,634,215
7,206	Union Pacific Corp.	1,467,358
		4,101,573

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Professional Services	2.2%
25,822	TransUnion	1,853,761
5,970	Verisk Analytics, Inc.	1,410,353
		3,264,114
Total Industrials		8,835,056
Information Technology		39.4%
	Communications Equipment	1.4%
45,000	Calix, Inc.(a)	2,062,800
	Semiconductors & Semiconductor Equipment	5.5%
16,162	Applied Materials, Inc.	2,237,629
2,256	Broadcom, Inc.	1,873,788
9,100	NVIDIA Corp.	3,958,409
		8,069,826
	Software	22.9%
8,095	Adobe, Inc.(a)	4,127,641
91,255	DoubleVerify Holdings, Inc.(a)	2,550,577
4,012	Intuit, Inc.	2,049,891
60,275	Microsoft Corp.	19,031,831
4,794	Palo Alto Networks, Inc.(a)	1,123,905
14,900	Salesforce, Inc.(a)	3,021,422
3,434	ServiceNow, Inc.(a)	1,919,469
		33,824,736
	Technology Hardware, Storage & Peripherals	9.6%
82,708	Apple Inc.	14,160,437
Total Information Technology		58,117,799
Materials		1.1%
	Chemicals	1.1%
4,451	Linde PLC	1,657,330
Total Materials		1,657,330

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Real Estate		1.7%
	Real Estate Management & Development	1.7%
34,850	CBRE Group, Inc. — Class A(a)	2,574,021
Total Real Estate		2,574,021
Total Common Stocks (Cost $60,631,926)		143,377,735
Short-Term Investments		3.0%
Money Market Funds		3.0%
4,472,827	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	4,472,827
Total Money Market Funds		4,472,827
Total Short-Term Investments (Cost $4,472,827)		4,472,827
Total Investments (Cost $65,104,753)		100.1 147,850,562%
Liabilities in Excess of Other Assets		(0.1 (198,929))%
Total Net Assets		100.0 147,651,633%

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND (UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares or Principal Amount		$ Value
Corporate Bonds		62.9%
Accommodation and Food Services		0.4	%(a)
	Hotels, Restaurants & Leisure	0.4%
	Dave & Buster's, Inc.
1,500,000	7.63%, 11/01/2025(a)	1,500,999
Total Accommodation and Food Services		1,500,999
Administrative Support, Wast Management		5.1	%(a)
	Diversified Financial Services	2.9%
	Burford Capital Global Finance LLC
4,500,000	6.88%, 04/15/2030(a)	4,104,640
6,000,000	9.25%, 07/01/2031(a)	6,067,404
		10,172,044
	Oil, Gas & Consumable Fuels	1.2%
	Crescent Energy Finance LLC
4,250,000	9.25%, 02/15/2028(a)	4,343,117
	Pharmaceuticals	0.3%
	Horizon Therapeutics USA, Inc.
1,000,000	5.50%, 08/01/2027(a)	1,027,500
	Transportation	0.3%
	Cargo Aircraft Management, Inc.
1,000,000	4.75%, 02/01/2028(a)	893,915
	Unknown	0.4%
	NCR Atleos Escrow Corp.
1,000,000	9.50%, 04/01/2029(a)	972,385
	Star Parent, Inc.
100,000	9.00%, 10/01/2030(a)	101,168
	VT Topco, Inc.
500,000	8.50%, 08/15/2030(a)	495,777
		1,569,330
Total Administrative Support, Wast Management		18,005,906

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Communication Services		2.5	%(a)
	Interactive Media & Services	1.6%
	Cars.com, Inc.
4,000,000	6.38%, 11/01/2028(a)	3,638,540
	TripAdvisor, Inc.
2,000,000	7.00%, 07/15/2025(a)	1,998,340
		5,636,880
	Media	0.9%
	Gray Television, Inc.
500,000	4.75%, 10/15/2030(a)	331,863
2,060,000	5.88%, 07/15/2026(a)	1,853,169
	Townsquare Media, Inc.
1,250,000	6.88%, 02/01/2026(a)	1,182,001
		3,367,033
Total Communication Services		9,003,913
Communications		0.4	%(a)
	Telecommunications	0.4%
	Consolidated Communications, Inc.
2,000,000	6.50%, 10/01/2028(a)	1,567,500
Total Communications		1,567,500
Consumer Discretionary		5.0	%(a)
	Automobile Components	0.7%
	Patrick Industries, Inc.
3,000,000	4.75%, 05/01/2029(a)	2,498,121
	Hotels, Restaurants & Leisure	1.8%
	Golden Entertainment, Inc.
1,000,000	7.63%, 04/15/2026(a)	998,750
	Nathan's Famous, Inc.
800,000	6.63%, 11/01/2025(a)	798,196
	Royal Caribbean Cruises Ltd.
3,000,000	11.63%, 08/15/2027(a)	3,257,219
	Six Flags Entertainment Corp.
1,500,000	5.50%, 04/15/2027(a)	1,381,448
		6,435,613

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Leisure Products	1.6%
	Vista Outdoor, Inc.
6,800,000	4.50%, 03/15/2029(a)	5,696,700
	Textiles, Apparel & Luxury Goods	0.9%
	PVH Corp.
3,120,000	7.75%, 11/15/2023	3,116,187
Total Consumer Discretionary		17,746,621
Consumer Staples		1.7	%(a)
	Food Products	0.9%
	TreeHouse Foods, Inc.
4,000,000	4.00%, 09/01/2028	3,248,420
	Personal Care Products	0.8%
	BellRing Brands, Inc.
3,000,000	7.00%, 03/15/2030(a)	2,958,406
Total Consumer Staples		6,206,826
Energy		14.4	%(a)
	Energy Equipment & Services	1.2%
	Bristow Group, Inc.
2,250,000	6.88%, 03/01/2028(a)	2,112,052
	Enerflex Ltd.
2,000,000	9.00%, 10/15/2027(a)	1,977,090
		4,089,142
	Metals & Mining	0.8%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
2,770,000	7.50%, 05/01/2025(a)	2,771,774
	Oil, Gas & Consumable Fuels	12.4%
	Athabasca Oil Corp.
2,474,000	9.75%, 11/01/2026(a)	2,574,073
	Baytex Energy Corp.
2,500,000	8.50%, 04/30/2030(a)	2,531,373
	California Resources Corp.
4,000,000	7.13%, 02/01/2026(a)	4,023,980

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	CNX Resources Corp.
4,000,000	7.25%, 03/14/2027(a)	3,951,133
	Energy Transfer LP
7,350,000	7.13% (5 Year CMT Rate + 5.31%), Perpetual	6,341,078
5,000,000	9.65% (3 Month LIBOR US + 4.03%), Perpetual	4,680,147
	Matador Resources Co.
5,500,000	5.88%, 09/15/2026	5,313,894
	Northern Oil and Gas, Inc.
9,100,000	8.13%, 03/01/2028(a)	9,098,089
	Viper Energy Partners LP
1,750,000	5.38%, 11/01/2027(a)	1,659,473
	W&T Offshore, Inc.
4,000,000	11.75%, 02/01/2026(a)	4,128,840
		44,302,080
Total Energy		51,162,996
Finance and Insurance		2.3%
	Advertising	0.4%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000	4.25%, 01/15/2029(a)	794,590
1,000,000	4.63%, 03/15/2030(a)	787,290
		1,581,880
	Insurance	0.9%
	Jones Deslauriers Insurance Management, Inc.
3,000,000	8.50%, 03/15/2030(a)	3,025,428
	Media	0.5%
	Scripps Escrow II, Inc.
500,000	3.88%, 01/15/2029(a)	376,569
2,000,000	5.38%, 01/15/2031(a)	1,231,250
		1,607,819
	REITs	0.5%
	IIP Operating Partnership LP
2,000,000	5.50%, 05/25/2026	1,784,905
Total Finance and Insurance		8,000,032

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Financials		1.2	%(a)
	Consumer Finance	1.2%
	PRA Group, Inc.
2,000,000	7.38%, 09/01/2025(a)	1,949,851
2,500,000	8.38%, 02/01/2028(a)	2,276,563
		4,226,414
Total Financials		4,226,414
Health Care		0.1	%(a)
	Life Sciences Tools & Services	0.1%
	Fortrea Holdings, Inc.
200,000	7.50%, 07/01/2030(a)	194,750
Total Health Care		194,750
Industrials		8.6	%(a)
	Air Freight & Logistics	0.1%
	Forward Air Corp.
250,000	9.50%, 10/15/2031(a)	250,030
	Building Products	1.5%
	Advanced Drainage Systems, Inc.
1,250,000	6.38%, 06/15/2030(a)	1,201,981
	Builders FirstSource, Inc.
1,000,000	4.25%, 02/01/2032(a)	821,134
4,000,000	5.00%, 03/01/2030(a)	3,570,176
		5,593,291
	Commercial Services & Supplies	4.1%
	Cimpress PLC
1,000,000	7.00%, 06/15/2026	937,110
	CoreCivic, Inc.
6,000,000	8.25%, 04/15/2026	6,085,020
	Deluxe Corp.
2,500,000	8.00%, 06/01/2029(a)	2,065,563
	GEO Group, Inc.
3,500,000	6.00%, 04/15/2026	3,205,047
	RR Donnelley & Sons Co.
2,000,000	9.75%, 07/31/2028(a)	2,002,930
		14,295,670

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Construction & Engineering	0.8%
	MasTec, Inc.
3,000,000	6.63%, 08/15/2029(a)	2,873,025
	Trading Companies & Distributors	2.1%
	Alta Equipment Group, Inc.
3,500,000	5.63%, 04/15/2026(a)	3,228,750
	BlueLinx Holdings, Inc.
3,000,000	6.00%, 11/15/2029(a)	2,647,648
	Fly Leasing Ltd.
2,000,000	7.00%, 10/15/2024(a)	1,838,000
		7,714,398
Total Industrials		30,726,414
Information		1.6	%(a)
	Construction & Engineering	0.5%
	VM Consolidated, Inc.
2,000,000	5.50%, 04/15/2029(a)	1,802,478
	Entertainment	0.9%
	Cinemark USA, Inc.
2,000,000	5.88%, 03/15/2026(a)	1,922,748
	Lions Gate Capital Holdings LLC
2,000,000	5.50%, 04/15/2029(a)	1,320,460
		3,243,208
	Media	0.2%
	Gray Escrow II, Inc.
1,000,000	5.38%, 11/15/2031(a)	655,732
Total Information		5,701,418
Information Technology		1.9	%(a)
	Software	1.9%
	Consensus Cloud Solutions, Inc.
7,500,000	6.00%, 10/15/2026(a)	6,912,703
Total Information Technology		6,912,703

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Management of Companies and Enterprises		1.2%
	Pharmaceuticals	1.2%
	Teva Pharmaceutical Finance Netherlands III BV
4,000,000	6.75%, 03/01/2028	3,931,380
250,000	7.88%, 09/15/2029	253,525
		4,184,905
Total Management of Companies and Enterprises		4,184,905
Manufacturing		2.0	%(a)
	Aerospace & Defense	0.9%
	TransDigm, Inc.
1,000,000	4.63%, 01/15/2029	876,125
1,000,000	4.88%, 05/01/2029	879,923
1,000,000	5.50%, 11/15/2027	939,822
500,000	6.25%, 03/15/2026(a)	493,180
		3,189,050
	Health Care Products	0.3%
	Garden Spinco Corp.
1,100,000	8.63%, 07/20/2030(a)	1,148,227
	Oil, Gas & Consumable Fuels	0.7%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
2,500,000	9.75%, 07/15/2028(a)	2,471,866
	Unknown	0.1%
	Bausch & Lomb Escrow Corp.
500,000	8.38%, 10/01/2028(a)	502,375
Total Manufacturing		7,311,518
Materials		1.0	%(a)
	Chemicals	0.5%
	Chemours Co.
2,000,000	5.75%, 11/15/2028(a)	1,737,177

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Metals & Mining	0.5%
	Taseko Mines Ltd.
1,500,000	7.00%, 02/15/2026(a)	1,403,339
	Warrior Met Coal, Inc.
505,000	7.88%, 12/01/2028(a)	507,337
		1,910,676
Total Materials		3,647,853
Mining, Quarrying, and Oil and Gas Extraction		1.9%
	Aerospace & Defense	0.1%
	Transocean, Inc.
475,000	8.75%, 02/15/2030(a)	486,110
	Oil, Gas & Consumable Fuels	1.8%
	Talos Production, Inc.
6,000,000	12.00%, 01/15/2026	6,261,750
Total Mining, Quarrying, and Oil and Gas Extraction		6,747,860
Professional, Scientific, and Technical Services		1.6	%(a)
	Commercial Services & Supplies	0.5%
	Arrow Bidco LLC
1,876,000	9.50%, 03/15/2024(a)	1,877,829
	Interactive Media & Services	1.1%
	Getty Images, Inc.
3,000,000	9.75%, 03/01/2027(a)	3,000,041
	Match Group Holdings II LLC
1,000,000	5.00%, 12/15/2027(a)	923,516
		3,923,557
Total Professional, Scientific, and Technical Services		5,801,386
Real Estate and Rental and Leasing		3.3%
	Media	0.3%
	iHeartCommunications, Inc.
1,500,000	8.38%, 05/01/2027	1,081,953

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Real Estate	0.2%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
1,000,000	5.75%, 01/15/2029(a)	723,908
	REITs	2.8%
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10,000,000	10.50%, 02/15/2028(a)	9,804,277
Total Real Estate and Rental and Leasing		11,610,138
Transportation and Warehousing		1.5	%(a)
	Oil, Gas & Consumable Fuels	1.5%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,500,000	7.88%, 05/15/2026(a)	1,511,759
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000	6.75%, 05/15/2025	2,944,605
1,000,000	7.13%, 06/01/2028(a)	914,925
		5,371,289
Total Transportation and Warehousing		5,371,289
Utilities		1.2	%(a)
	Independent Power & Renewable Elec Producers	0.9%
	Vistra Corp.
3,500,000	7.00% (5 Year CMT Rate + 5.74%), Perpetual(a)	3,197,303
	Oil, Gas & Consumable Fuels	0.3%
	AmeriGas Partners LP / AmeriGas Finance Corp.
1,000,000	9.38%, 06/01/2028(a)	1,014,855
Total Utilities		4,212,158
Wholesale Trade		4.0%
	Food Products	1.5%
	Performance Food Group, Inc.
1,000,000	4.25%, 08/01/2029(a)	865,063
3,000,000	5.50%, 10/15/2027(a)	2,845,087
	Primo Water Holdings, Inc.
2,000,000	4.38%, 04/30/2029(a)	1,712,160
		5,422,310

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Oil, Gas & Consumable Fuels	2.5%
	Genesis Energy LP / Genesis Energy Finance Corp.
5,000,000	8.88%, 04/15/2030	4,886,596
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
4,000,000	11.50%, 02/15/2028(a)	4,069,100
		8,955,696
Total Wholesale Trade		14,378,006
Total Corporate Bonds (Cost $233,954,233)		224,221,605
Bank Loans		27.0%
Communication Services		1.7%
	Media	1.7%
	EW Scripps Co. First Lien
955,200	8.01% (1 Month Term SOFR + 2.56%), 05/01/2026	943,656
	EW Scripps Co.
172,813	8.45% (1 Month Term SOFR + 3.00%), 01/07/2028	168,647
	Magnite, Inc.
4,706,390	10.45% (1 Month LIBOR US + 5.00%), 04/30/2028	4,732,863
		5,845,166
Total Communication Services		5,845,166
Communications		3.7%
	Interactive Media & Services	0.5%
	Abe Investment Holdings, Inc. First Lien
1,860,925	9.84% (1 Month Term SOFR + 4.50%), 02/19/2026	1,868,369
	Media	2.4%
	Directv Financing LLC First Lien
8,811,847	10.45% (1 Month Term SOFR + 5.00%), 08/02/2027	8,631,953
	Telecommunications	0.8%
	Consolidated Communications, Inc. First Lien
2,928,009	8.95% (1 Month Term SOFR + 3.50%), 10/02/2027	2,610,730
Total Communications		13,111,052

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Consumer Discretionary		7.1%
	Auto Parts & Equipment	1.9%
	First Brands Group LLC First Lien
4,967,487	10.88% (1 Month Term SOFR + 5.00%), 03/30/2027	4,914,733
1,997,442	10.88% (6 Month Term SOFR + 5.00%), 03/30/2027	1,975,800
		6,890,533
	Commercial Services & Supplies	1.1%
	Emerald X, Inc. First Lien
3,992,500	10.43% (3 Month LIBOR US + 2.75%), 05/22/2024	4,009,348
	Hotels, Restaurants & Leisure	2.8%
	Dave & Buster's, Inc. First Lien
5,974,937	9.19% (1 Month Term SOFR + 3.75%), 06/29/2029	5,983,661
	Playa Resorts Holding BV First Lien
3,974,975	9.58% (1 Month Term SOFR + 4.25%), 12/15/2028	3,981,077
		9,964,738
	Unknown	1.3%
	VT Topco, Inc. First Lien
4,500,000	9.66% (1 Month Term SOFR + 4.25%), 08/10/2030	4,507,987
Total Consumer Discretionary		25,372,606
Consumer Staples		1.9%
	Unknown	1.9%
	KDC/ONE Development Corp., Inc. First Lien
7,000,000	10.33% (1 Month Term SOFR + 5.00%), 08/15/2028	6,765,500
Total Consumer Staples		6,765,500
Financials		2.0%
	Insurance	2.0%
	HUB International Ltd. First Lien
3,700,000	9.58% (1 Month Term SOFR + 4.25%), 06/20/2030	3,714,264
	Jones Deslauriers Insurance Management, Inc.
3,500,000	9.55% (1 Month Term SOFR + 4.25%), 08/10/2030	3,521,892
		7,236,156
Total Financials		7,236,156

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Health Care		3.2%
	Life Sciences Tools & Services	0.4%
	Fortrea Holdings, Inc. First Lien
1,496,250	8.99% (1 Month Term SOFR + 3.75%), 06/30/2030	1,493,130
	Pharmaceuticals	2.8%
	Jazz Financing Lux Sarl First Lien
5,185,424	8.95% (1 Month Term SOFR + 3.50%), 05/05/2028	5,187,239
	PetIQ Holdings LLC
4,887,500	9.46% (1 Month Term SOFR + 4.25%), 04/13/2028	4,814,188
		10,001,427
Total Health Care		11,494,557
Healthcare		2.1%
	Unknown	2.1%
	Bausch and Lomb 9/23 Incremental T/L
4,500,000	9.33%, 09/14/2028	4,449,375
	SYNEOS HEALTH (INC RESEARCH/INVENTIV HEALTH) T/L B
3,000,000	9.83%, 09/18/2030	2,937,705
		7,387,080
Total Healthcare		7,387,080
Industrials		4.5%
	Aerospace & Defense	0.6%
	TransDigm, Inc. First Lien
1,882,345	8.49% (1 Month Term SOFR + 3.25%), 02/22/2027	1,886,976
	Commercial Services & Supplies	2.7%
	GEO Group, Inc.
791,436	11.46% (1 Month Term SOFR + 6.13%), 03/23/2027	795,393
8,774,803	12.46% (1 Month Term SOFR + 7.13%), 03/23/2027	8,964,426
		9,759,819
	Electrical Equipment	0.4%
	Array Technologies, Inc.
1,531,323	5.00% (3 Month Term SOFR + 3.25%), 10/14/2027	1,529,653

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
	Machinery	0.8%
	Chart Industries, Inc. First Lien
2,893,750	9.16% (1 Month Term SOFR + 3.75%), 03/17/2030	2,900,985
Total Industrials		16,077,433
Technology		0.8%
	Unknown	0.8%
	NCR Atleos LLC
3,000,000	10.08% (1 Month Term SOFR + 4.75%), 03/27/2029	2,898,765
Total Technology		2,898,765
Total Bank Loans (Cost $96,153,542)		96,188,315
Convertible Bonds		3.4%
	Automobile Components	0.4%
	Patrick Industries, Inc.
1,250,000	1.75%, 12/01/2028	1,185,625
	Diversified Consumer Services	0.6%
	Stride, Inc.
2,000,000	1.13%, 09/01/2027	2,111,000
	Biotechnology	0.7%
	Mirum Pharmaceuticals, Inc.
2,000,000	4.00%, 05/01/2029(a)	2,536,250
	Electrical Equipment	0.3%
	Array Technologies, Inc.
1,000,000	1.00%, 12/01/2028	1,141,500
	Machinery	0.6%
	Greenbrier Companies, Inc.
1,000,000	2.88%, 02/01/2024	985,000
1,000,000	2.88%, 04/15/2028	947,000
		1,932,000
	Passenger Airlines	0.8%
	Southwest Airlines Co.
3,000,000	1.25%, 05/01/2025	2,988,750
Total Convertible Bonds (Cost $11,291,694)		11,895,125

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares or Principal Amount		$ Value
Preferred Stocks		2.6%
Energy		1.8%
59,996	Energy Transfer LP, Series C, 10.16% (3 Month LIBOR US + 4.53%), Perpetual (Call 11/1/2023)	1,529,898
20,000	NuStar Energy LP, Series A, 12.44% (3 Month Term SOFR + 7.03%), (Call 11/1/2023)	515,200
165,000	NuStar Energy LP, Series C, 12.55% (3 Month LIBOR US + 6.88%), (Call 11/1/2023)	4,255,350
Total Energy		6,300,448
Financials		0.8%
25,000	Compass Diversified Holdings, Series A, 7.25%, (Call 11/1/2023)	563,000
100,000	Compass Diversified Holdings, Series C, 7.88%, (Call 1/30/2025)	2,423,000
Total Financials		2,986,000
Total Preferred Stocks (Cost $8,060,824)		9,286,448
Short-Term Investments		6.8%
Money Market Funds		6.8%
24,275,255	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	24,275,255
Total Money Market Funds		24,275,255
Total Short-Term Investments (Cost $24,275,255)		24,275,255
Total Investments (Cost $373,735,548)		102.7 365,866,748%
Liabilities in Excess of Other Assets		(2.7 (9,449,045))%
Total Net Assets		100.0 356,417,703%

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

LIBOR  London Interbank Offered Rate

PLC  Public Limited Company

SOFR  Secured Overnight Financing Rate

(a)  Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $169,990,368 or 47.7% of the Fund's net assets.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		90.5%
Belgium		0.7%
	Beverages	0.7%
101,463	Anheuser-Busch InBev SA/NV	5,624,721
Total Belgium		5,624,721
Canada		5.2%
	Chemicals	1.1%
130,000	Nutrien Ltd.	8,028,800
	Commercial Services & Supplies	1.3%
310,000	GFL Environmental, Inc.	9,845,600
	Ground Transportation	1.3%
92,000	Canadian National Railway Co.	9,966,360
	Software	1.5%
5,500	Constellation Software, Inc./Canada	11,354,600
Total Canada		39,195,360
China		1.0%
	Banks	0.5%
900,000	China Merchants Bank Co. Ltd.	3,736,446
	Textiles, Apparel & Luxury Goods	0.5%
850,000	Li Ning Co. Ltd.	3,549,329
Total China		7,285,775
Denmark		2.2%
	Pharmaceuticals	2.2%
152,000	Novo Nordisk AS — ADR	13,822,880
30,000	Novo Nordisk AS	2,731,538
Total Denmark		16,554,418

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
France		16.7%
	Aerospace & Defense	1.5%
80,000	Thales SA	11,243,455
	Beverages	1.1%
48,784	Pernod Ricard SA	8,122,048
	Chemicals	1.3%
56,168	Air Liquide SA	9,460,466
	Construction & Engineering	1.5%
100,024	Vinci SA	11,065,761
	Electrical Equipment	1.9%
89,000	Schneider Electric SE	14,666,506
	IT Services	1.5%
64,607	Capgemini SE	11,273,521
	Life Sciences Tools & Services	0.7%
23,000	Sartorius Stedim Biotech	5,471,780
	Pharmaceuticals	1.5%
166,587	Sanofi — ADR	8,935,727
18,000	Sanofi	1,932,755
	Professional Services	1.3%
409,922	Bureau Veritas SA	10,164,469
	Semiconductors & Semiconductor Equipment	1.4%
105,000	STMicroelectronics N.V.	4,527,923
138,126	STMicroelectronics N.V. — NY Shares	5,961,518
		10,489,441
	Software	0.7%
140,000	Dassault Systemes SE	5,199,940
	Textiles, Apparel & Luxury Goods	2.3%
17,300	Kering SA	7,860,482
13,100	LVMH Moet Hennessy Louis Vuitton SE	9,888,283
		17,748,765
Total France		125,774,634

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Germany		12.4%
	Capital Markets	0.6%
142,000	DWS Group GmbH & Co. KGaA	4,821,886
	Chemicals	1.4%
107,017	Symrise AG	10,187,899
	Electronic Equipment, Instruments & Components	0.6%
185,211	Jenoptik AG	4,680,506
	Health Care Equipment & Supplies	0.6%
55,525	Carl Zeiss Meditec AG	4,840,270
	Health Care Providers & Services	0.5%
118,659	Fresenius SE & Co. KGaA	3,685,576
	Industrial Conglomerates	1.5%
81,200	Siemens A.G. — ADR	11,604,192
	Insurance	2.0%
15,000	Hannover Rueck SE	3,291,282
29,434	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,463,155
		14,754,437
	Pharmaceuticals	1.5%
68,500	Merck KGaA	11,419,453
	Semiconductors & Semiconductor Equipment	0.2%
54,000	Infineon Technologies AG	1,788,521
	Software	1.1%
64,800	SAP SE — ADR	8,379,936
	Textiles, Apparel & Luxury Goods	1.2%
143,347	Puma SE	8,863,484
	Trading Companies & Distributors	1.2%
113,000	Brenntag SE	8,743,569
Total Germany		93,769,729
Hong Kong		1.1%
	Beverages	0.5%
750,000	China Resources Beer Holdings Co. Ltd.	4,096,830

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Capital Markets	0.6%
120,000	Hong Kong Exchanges & Clearing Ltd.	4,453,532
Total Hong Kong		8,550,362
India		1.6%
	Banks	1.6%
55,000	HDFC Bank Ltd. — ADR	3,245,550
367,480	ICICI Bank Ltd. — ADR	8,496,137
		11,741,687
Total India		11,741,687
Ireland		5.9%
	Construction Materials	1.4%
78,000	CRH PLC	4,268,940
110,000	CRH PLC(a)	6,020,300
5,000	CRH PLC	275,672
	Food Products	0.4%
32,150	Kerry Group PLC — Class A	2,686,276
	Health Care Equipment & Supplies	1.3%
121,826	Medtronic PLC	9,546,286
	Life Sciences Tools & Services	1.5%
46,785	ICON PLC(b)	11,520,806
	Passenger Airlines	1.3%
455,000	Ryanair Holdings PLC(b)	7,622,535
25,000	Ryanair Holdings PLC — ADR(b)	2,430,250
Total Ireland		44,371,065
Italy		0.9%
	Beverages	0.9%
610,000	Davide Campari-Milano NV	7,181,122
Total Italy		7,181,122

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Japan		10.9%
	Beverages	1.4%
292,000	Asahi Group Holdings Ltd.	10,907,533
	Chemicals	1.1%
290,000	Shin-Etsu Chemical Co. Ltd.	8,423,238
	Electronic Equipment, Instruments & Components	2.1%
24,100	Keyence Corp.	8,912,804
225,000	Murata Manufacturing Co. Ltd.	4,104,487
57,000	Omron Corp.	2,536,583
		15,553,874
	Entertainment	1.4%
220,000	Nintendo Co. Ltd.	9,141,652
100,000	Nintendo Co. Ltd. — ADR	1,035,000
	Machinery	0.3%
92,500	FANUC Corp.	2,405,688
18,000	FANUC Corp. — ADR	234,000
	Professional Services	1.8%
405,000	BayCurrent Consulting, Inc.	13,495,746
	Semiconductors & Semiconductor Equipment	2.8%
30,000	Disco Corp.	5,542,684
1,000,000	Renesas Electronics Corp.(b)	15,274,961
		20,817,645
Total Japan		82,014,376
Korea, Republic Of		1.6%
	Semiconductors & Semiconductor Equipment	1.0%
91,194	SK Hynix, Inc.	7,720,912
	Technology Hardware, Storage & Peripherals	0.6%
80,000	Samsung Electronics Co. Ltd.	4,044,330
Total Korea, Republic Of		11,765,242
Luxembourg		1.2%
	Life Sciences Tools & Services	0.9%
119,000	EUROFINS SCIENTIFI EUR0.01(b)	6,706,502

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Personal Care Products	0.3%
730,750	L'Occitane International SA	2,179,422
Total Luxembourg		8,885,924
Netherlands		3.0%
	Financial Services	0.7%
6,985	Adyen NV(b)	5,178,917
	Semiconductors & Semiconductor Equipment	0.9%
11,741	ASML Holding NV — NY Shares	6,911,457
	Trading Companies & Distributors	1.4%
83,441	IMCD N.V.	10,549,846
Total Netherlands		22,640,220
Norway		0.6%
	Machinery	0.6%
1,000,000	AutoStore Holdings Ltd.(b)	1,405,592
286,000	TOMRA Systems ASA	3,250,080
		4,655,672
Total Norway		4,655,672
Sweden		1.8%
	Electronic Equipment, Instruments & Components	1.2%
1,086,000	Hexagon AB	9,242,665
	Hotels, Restaurants & Leisure	0.6%
42,435	Evolution AB	4,282,085
Total Sweden		13,524,750
Switzerland		7.3%
	Capital Markets	1.1%
131,937	Julius Baer Group Ltd.	8,445,011
	Construction Materials	0.6%
70,000	Holcim AG	4,480,623

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Electrical Equipment	1.1%
222,500	ABB Ltd. — ADR	7,918,775
	Food Products	1.0%
40,000	Nestle SA	4,527,841
25,000	Nestle SA — ADR	2,829,250
	Health Care Equipment & Supplies	1.3%
80,068	Alcon, Inc.	6,170,040
46,000	Alcon, Inc.	3,549,703
	Life Sciences Tools & Services	1.0%
17,321	Lonza Group AG	8,011,779
	Pharmaceuticals	1.2%
21,800	Roche Holding AG	5,951,424
95,400	Roche Holding AG — ADR	3,236,922
Total Switzerland		55,121,368
Taiwan, Province Of China		1.8%
	Semiconductors & Semiconductor Equipment	1.8%
157,233	Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	13,663,548
Total Taiwan, Province Of China		13,663,548
United Kingdom		9.0%
	Aerospace & Defense	0.7%
440,000	BAE Systems PLC	5,346,844
	Beverages	1.2%
61,595	Diageo PLC — ADR	9,188,742
	Health Care Equipment & Supplies	0.8%
177,000	Smith & Nephew PLC — ADR	4,384,290
145,000	Smith & Nephew PLC	1,799,544
	Hotels, Restaurants & Leisure	1.0%
101,717	InterContinental Hotels Group PLC	7,522,460
	Oil, Gas & Consumable Fuels	1.1%
200,000	Shell PLC	6,438,578
25,000	Shell PLC — ADR	1,609,500

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Personal Care Products	1.0%
94,700	Unilever PLC — ADR	4,678,180
60,915	Unilever PLC	3,015,743
	Pharmaceuticals	1.5%
144,000	AstraZeneca PLC — ADR	9,751,680
14,000	AstraZeneca PLC	1,888,394
	Trading Companies & Distributors	1.7%
212,000	Ashtead Group PLC	12,856,315
Total United Kingdom		68,480,270
United States		4.0%
	Chemicals	2.3%
46,760	Linde PLC	17,411,086
	Insurance	1.7%
40,000	Aon PLC	12,968,800
Total United States		30,379,886
Uruguay		1.6%
	Broadline Retail	1.6%
9,700	MercadoLibre, Inc.(b)	12,298,436
Total Uruguay		12,298,436
Total Common Stocks (Cost $519,673,463)		683,478,565
Short-Term Investments		9.2%
Money Market Funds		9.2%
69,205,625	Fidelity Government Portfolio — Class Institutional, 5.23%(d)	69,205,625
Total Money Market Funds		69,205,625
Total Short-Term Investments (Cost $69,205,625)		69,205,625
The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares	$ Value
Total Investments (Cost $588,879,088)	99.7 752,684,190%
Other Assets in Excess of Liabilities	0.3 2,055,075%
Total Net Assets	100.0 754,739,265%

ADR  American Depositary Receipt

PLC  Public Limited Company

(a)  Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and determined by the Advisor as the Board's valuation designee. These securities represented $6,020,300 or 0.8% of net assets as of September 30, 2023.

(b)  Non-income producing security.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		93.7%
Communication Services		9.2%
	Entertainment	0.5%
1,400	Netflix Inc.(a)	528,640
	Interactive Media & Services	8.7%
45,625	Alphabet, Inc. — Class A(a)	5,970,487
8,950	Meta Platforms, Inc. — Class A(a)	2,686,880
		8,657,367
Total Communication Services		9,186,007
Consumer Discretionary		13.1%
	Automobiles	1.1%
4,450	Tesla, Inc.(a)	1,113,479
	Broadline Retail	6.4%
47,000	Amazon.com, Inc.(a)	5,974,640
24,675	Coupang, Inc.(a)	419,475
		6,394,115
	Hotels, Restaurants & Leisure	1.6%
1,850	McDonald's Corp.	487,364
5,400	Starbucks Corp.	492,858
4,440	Yum! Brands, Inc.	554,734
		1,534,956
	Specialty Retail	2.5%
1,650	Home Depot, Inc.	498,564
950	O'Reilly Automotive, Inc.(a)	863,417
12,370	TJX Companies, Inc.	1,099,445
		2,461,426
	Textiles, Apparel & Luxury Goods	1.5%
1,125	lululemon athletica, Inc.(a)	433,811
3,125	LVMH Moet Hennessy Louis Vuitton SE — ADR	472,219
6,035	NIKE, Inc. — Class B	577,067
		1,483,097
Total Consumer Discretionary		12,987,073

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Consumer Staples		3.4%
	Consumer Staples Distribution & Retail	2.9%
3,350	Costco Wholesale Corp.	1,892,616
6,050	Walmart, Inc.	967,577
		2,860,193
	Personal Care Products	0.5%
21,400	Beiersdorf AG — ADR	552,548
Total Consumer Staples		3,412,741
Energy		1.9%
	Energy Equipment & Services	1.0%
16,900	Schlumberger NV	985,270
	Oil, Gas & Consumable Fuels	0.9%
6,125	Hess Corp.	937,125
Total Energy		1,922,395
Financials		6.2%
	Capital Markets	1.3%
1,025	MSCI, Inc.	525,907
2,325	S&P Global, Inc.	849,578
		1,375,485
	Financial Services	3.3%
1,700	MasterCard, Inc. — Class A	673,047
11,065	Visa Inc. — Class A	2,545,061
		3,218,108
	Insurance	1.6%
1,825	Aon PLC	591,701
4,175	Arthur J. Gallagher & Co.	951,608
		1,543,309
Total Financials		6,136,902

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Health Care		11.7%
	Biotechnology	1.2%
1,450	Biogen Idec Inc.(a)	372,665
2,250	Vertex Pharmaceuticals, Inc.(a)	782,415
		1,155,080
	Health Care Equipment & Supplies	3.4%
6,400	Abbott Laboratories	619,840
17,650	Boston Scientific Corp.(a)	931,920
1,975	Intuitive Surgical, Inc.(a)	577,273
2,475	Stryker Corp.	676,343
5,050	Zimmer Biomet Holdings, Inc.	566,711
		3,372,087
	Health Care Providers & Services	1.6%
3,195	UnitedHealth Group, Inc.	1,610,887
	Life Sciences Tools & Services	1.8%
2,550	Danaher Corp.	632,655
2,875	ICON PLC(a)	707,969
925	Thermo Fisher Scientific, Inc.	468,207
		1,808,831
	Pharmaceuticals	3.7%
9,925	AstraZeneca PLC — ADR	672,121
2,650	Eli Lilly & Co.	1,423,394
11,525	Sanofi — ADR	618,201
5,925	Zoetis, Inc.	1,030,832
		3,744,548
Total Health Care		11,691,433
Industrials		7.5%
	Aerospace & Defense	1.1%
1,550	Lockheed Martin Corp.	633,888
1,225	Northrop Grumman Corp.	539,233
		1,173,121
	Commercial Services & Supplies	0.7%
4,250	Waste Management, Inc.	647,870
	Electrical Equipment	0.6%
3,025	Eaton Corp. PLC	645,172

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Ground Transportation	1.1%
24,575	Uber Technologies, Inc.(a)	1,130,204
	Industrial Conglomerates	1.5%
6,325	General Electric Co.	699,229
4,125	Honeywell International, Inc.	762,052
		1,461,281
	Machinery	1.6%
14,050	Ingersoll Rand, Inc.	895,266
7,700	Xylem, Inc./NY	700,931
		1,596,197
	Professional Services	0.4%
6,525	KBR, Inc.	384,584
	Trading Companies & Distributors	0.5%
1,125	United Rentals, Inc.	500,141
Total Industrials		7,538,570
Information Technology		38.8%
	Communications Equipment	1.6%
2,400	Arista Networks, Inc.(a)	441,432
4,225	Motorola Solutions, Inc.	1,150,214
		1,591,646
	IT Services	0.5%
1,400	MongoDB, Inc.(a)	484,204
	Semiconductors & Semiconductor Equipment	8.2%
10,025	Advanced Micro Devices, Inc.(a)	1,030,770
3,950	Applied Materials, Inc.	546,877
950	ASML Holding NV — NY Shares	559,227
955	Broadcom, Inc.	793,204
500	Entegris, Inc.	46,955
10,425	NVIDIA Corp.	4,534,771
11,400	STMicroelectronics N.V. — NY Shares	492,024
		8,003,828

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Software	19.0%
1,895	Adobe, Inc.(a)	966,261
2,275	ANSYS, Inc.(a)	676,926
3,930	Crowdstrike Holdings, Inc.(a)	657,803
7,400	Fortinet Inc.(a)	434,232
100	HubSpot, Inc.(a)	49,250
1,035	Intuit, Inc.	528,823
3,200	Manhattan Associates, Inc.(a)	632,512
33,575	Microsoft Corp.	10,601,306
8,800	Oracle Corp.	932,096
3,400	Palo Alto Networks, Inc.(a)	797,096
2,750	Salesforce, Inc.(a)	557,645
970	ServiceNow, Inc.(a)	542,191
2,400	Synopsys, Inc.(a)	1,101,528
2,460	Workday, Inc.(a)	528,531
		19,006,200
	Technology Hardware, Storage & Peripherals	9.5%
51,980	Apple Inc.	8,899,496
16,725	Pure Storage, Inc.(a)	595,745
		9,495,241
Total Information Technology		38,581,119
Materials		1.9%
	Chemicals	1.3%
8,220	Corteva, Inc.	420,535
2,280	Linde PLC	848,958
		1,269,493
	Construction Materials	0.6%
11,475	CRH PLC	628,027
Total Materials		1,897,520
Total Common Stocks (Cost $51,803,254)		93,353,760

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Short-Term Investments		6.3%
Money Market Funds		6.3%
6,258,139	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	6,258,139
Total Money Market Funds		6,258,139
Total Short-Term Investments (Cost $6,258,139)		6,258,139
Total Investments (Cost $58,061,393)		100.0 99,611,899%
Other Assets in Excess of Other Assets		0.0 20,968	%(c)
Total Net Assets		100.0 99,632,867%

ADR  American Depositary Receipt

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

(c)  Represents less than 0.05% of net assets.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO MID CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		96.0%
Communication Services		6.1%
	Entertainment	5.1%
114,500	Endeavor Group Holdings, Inc.	2,278,550
22,329	Liberty Media Corp.-Liberty Formula One(a)	1,262,482
955	Liberty Media Corp.-Liberty Live(a)	30,484
23,537	Live Nation Entertainment, Inc.(a)	1,954,512
10,260	Take-Two Interactive Software, Inc.(a)	1,440,401
		6,966,429
	Interactive Media & Services	1.0%
48,200	Pinterest, Inc.(a)	1,302,846
Total Communication Services		8,269,275
Consumer Discretionary		7.7%
	Hotels, Restaurants & Leisure	2.4%
13,500	Expedia Group, Inc.(a)	1,391,445
8,896	Vail Resorts, Inc.	1,973,934
		3,365,379
	Specialty Retail	3.0%
23,173	CarMax, Inc.(a)	1,639,026
14,400	Floor & Decor Holdings, Inc. — Class A(a)	1,303,200
4,000	RH(a)	1,057,440
		3,999,666
	Textiles, Apparel & Luxury Goods	2.3%
8,100	lululemon athletica, Inc.(a)	3,123,441
Total Consumer Discretionary		10,488,486
Financials		13.6%
	Capital Markets	7.7%
6,225	MarketAxess Holdings, Inc.	1,329,909
8,074	Moody's Corp.	2,552,756
10,816	MSCI, Inc.	5,549,473
147,000	Open Lending Corp.(a)	1,076,040
		10,508,178

The accompanying notes are an integral part of these financial statements.

BUFFALO MID CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Financial Services	2.9%
15,020	Euronet Worldwide, Inc.(a)	1,192,288
23,400	Global Payments, Inc.	2,700,126
		3,892,414
	Insurance	3.0%
9,900	Kinsale Capital Group, Inc.	4,099,887
Total Financials		18,500,479
Health Care		15.3%
	Health Care Equipment & Supplies	2.1%
5,650	Cooper Companies, Inc.	1,796,757
38,810	Envista Holdings Corp.(a)	1,082,023
		2,878,780
	Health Care Providers & Services	2.7%
24,550	Encompass Health Corp.	1,648,778
61,000	Progyny, Inc.(a)	2,075,220
		3,723,998
	Health Care Technology	2.5%
16,550	Veeva Systems, Inc. — Class A(a)	3,367,098
	Life Sciences Tools & Services	8.0%
6,130	Bio-Rad Laboratories, Inc. — Class A(a)	2,197,298
34,800	Bio-Techne Corp.	2,368,836
4,605	Illumina, Inc.(a)	632,174
20,000	IQVIA Holdings, Inc.(a)	3,935,000
1,600	Mettler-Toledo International, Inc.(a)	1,772,912
		10,906,220
Total Health Care		20,876,096
Industrials		18.7%
	Aerospace & Defense	1.7%
2,800	TransDigm Group, Inc.(a)	2,360,764
	Building Products	1.0%
21,002	Trex Co., Inc.(a)	1,294,353
	Commercial Services & Supplies	4.0%
84,000	Copart, Inc.(a)	3,619,560
27,660	RB Global, Inc.	1,728,750
		5,348,310

The accompanying notes are an integral part of these financial statements.

BUFFALO MID CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Construction & Engineering	1.3%
21,800	AECOM	1,810,272
	Electrical Equipment	2.5%
23,255	AMETEK, Inc.	3,436,159
	Professional Services	6.3%
12,483	Equifax, Inc.	2,286,636
34,289	SS&C Technologies Holdings, Inc.	1,801,544
19,053	Verisk Analytics, Inc.	4,501,081
		8,589,261
	Trading Companies & Distributors	1.9%
16,000	Ferguson PLC	2,631,520
Total Industrials		25,470,639
Information Technology		25.6%
	Communications Equipment	1.6%
47,000	Calix, Inc.(a)	2,154,480
	IT Services	4.9%
3,630	EPAM Systems, Inc.(a)	928,155
16,500	Gartner, Inc.(a)	5,669,565
		6,597,720
	Semiconductors & Semiconductor Equipment	2.9%
43,310	ON Semiconductor Corp.(a)	4,025,664
	Software	16.2%
11,480	Aspen Technology, Inc.(a)	2,344,905
18,200	Crowdstrike Holdings, Inc.(a)	3,046,316
8,400	CyberArk Software Ltd.(a)	1,375,668
82,000	DoubleVerify Holdings, Inc.(a)	2,291,900
17,200	Guidewire Software, Inc.(a)	1,548,000
22,500	Procore Technologies, Inc.(a)	1,469,700
9,700	Splunk, Inc.(a)	1,418,625
44,000	Teradata Corp.(a)	1,980,880
6,640	Tyler Technologies, Inc.(a)	2,563,969
67,000	Varonis Systems, Inc.(a)	2,046,180
9,540	Workday, Inc.(a)	2,049,669
		22,135,812
Total Information Technology		34,913,676

The accompanying notes are an integral part of these financial statements.

BUFFALO MID CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Materials		2.8%
	Chemicals	1.3%
92,500	Element Solutions, Inc.	1,813,925
	Construction Materials	1.5%
5,000	Martin Marietta Materials, Inc.	2,052,400
Total Materials		3,866,325
Real Estate		6.2%
	Real Estate Management & Development	6.2%
56,522	CBRE Group, Inc. — Class A(a)	4,174,715
56,798	CoStar Group, Inc.(a)	4,367,198
		8,541,913
Total Real Estate		8,541,913
Total Common Stocks (Cost $86,472,911)		130,926,889
Real Estate Investment Trusts		1.5%
25,190	Welltower, Inc.	2,063,565
Total Real Estate Investment Trusts (Cost $1,819,822)		2,063,565
Short-Term Investments		2.6%
Money Market Funds		2.6%
3,502,029	Fidelity Government Portfolio — Class Institutional, 5.23%(b)	3,502,029
Total Money Market Funds		3,502,029
Total Short-Term Investments (Cost $3,502,029)		3,502,029

The accompanying notes are an integral part of these financial statements.

BUFFALO MID CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares	$ Value
Total Investments (Cost $91,794,762)	100.1 136,492,483%
Liabilities in Excess of Other Assets	(0.1 (105,056))%
Total Net Assets	100.0 136,387,427%

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		$ Value
Common Stocks		95.4%
Communication Services		0.9%
	Interactive Media & Services	0.9%
679,744	Eventbrite, Inc.(a)	6,702,276
Total Communication Services		6,702,276
Consumer Discretionary		10.8%
	Broadline Retail	1.5%
141,210	Ollie's Bargain Outlet Holdings, Inc.(a)	10,898,588
	Diversified Consumer Services	1.1%
499,573	European Wax Center, Inc.(a)	8,093,083
	Hotels, Restaurants & Leisure	5.7%
865,275	Everi Holdings, Inc.(a)	11,438,935
593,717	First Watch Restaurant Group, Inc.(a)	10,265,367
553,505	Portillo's, Inc.(a)	8,518,442
59,236	Wingstop, Inc.	10,653,002
		40,875,746
	Household Durables	0.8%
280,702	Lovesac Co.(a)	5,591,584
	Specialty Retail	0.2%
91,794	Guess?, Inc.	1,986,422
	Textiles, Apparel & Luxury Goods	1.5%
336,067	Steven Madden Ltd.	10,676,849
Total Consumer Discretionary		78,122,272
Consumer Staples		3.0%
	Beverages	2.8%
20,835	Celsius Holdings, Inc.(a)	3,575,286
159,670	MGP Ingredients, Inc.	16,841,992
		20,417,278
	Personal Care Products	0.2%
34,615	BellRing Brands, Inc.(a)	1,427,176
Total Consumer Staples		21,844,454

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
Energy		5.3%
	Energy Equipment & Services	3.6%
240,280	Cactus, Inc.	12,064,459
389,855	ChampionX Corp.	13,886,635
		25,951,094
	Oil, Gas & Consumable Fuels	1.7%
200,025	Matador Resources Co.	11,897,487
Total Energy		37,848,581
Financials		8.8%
	Banks	1.6%
328,329	Bancorp, Inc.(a)	11,327,350
	Capital Markets	2.9%
154,493	Hamilton Lane Inc. — Class A	13,972,347
967,905	Open Lending Corp.(a)	7,085,065
		21,057,412
	Financial Services	1.5%
195,272	Shift4 Payments, Inc.(a)	10,812,211
	Insurance	2.8%
408,415	BRP Group, Inc. — Class A(a)	9,487,480
204,603	Palomar Holdings, Inc.(a)	10,383,602
		19,871,082
Total Financials		63,068,055
Health Care		22.3%
	Biotechnology	4.7%
126,510	Arrowhead Pharmaceuticals, Inc.(a)	3,399,324
798,560	Avid Bioservices, Inc.(a)	7,538,406
343,924	Halozyme Therapeutics, Inc.(a)	13,137,897
201,263	Natera, Inc.(a)	8,905,888
47,436	OmniAb Operations, Inc.(a) (c)	474
47,436	OmniAb Operations, Inc.(a) (c)	474
		32,982,463

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Health Care Equipment & Supplies	8.3%
248,295	Establishment Labs Holdings, Inc.(a)	12,183,835
44,440	Inspire Medical Systems, Inc.(a)	8,818,674
666,894	Paragon 28, Inc.(a)	8,369,520
129,905	QuidelOrtho Corp.(a)	9,488,261
147,450	STAAR Surgical Co.(a)	5,924,541
111,291	TransMedics Group, Inc.(a)	6,093,182
677,733	Treace Medical Concepts, Inc.(a)	8,885,080
		59,763,093
	Health Care Providers & Services	6.3%
608,124	Castle Biosciences, Inc.(a)	10,271,214
157,669	HealthEquity, Inc.(a)	11,517,721
219,000	Option Care Health, Inc.(a)	7,084,650
370,485	Privia Health Group, Inc.(a)	8,521,155
240,130	Progyny, Inc.(a)	8,169,223
		45,563,963
	Life Sciences Tools & Services	1.9%
512,440	Maravai LifeSciences Holdings, Inc. — Class A(a)	5,124,400
1,730,425	OmniAb, Inc.(a)	8,980,906
		14,105,306
	Pharmaceuticals	1.1%
135,482	Ligand Pharmaceuticals, Inc.(a)	8,118,081
Total Health Care		160,532,906
Industrials		22.0%
	Building Products	6.6%
83,880	Advanced Drainage Systems, Inc.	9,548,060
393,035	AZEK Co., Inc.(a)	11,688,861
1,001,285	Janus International Group, Inc.(a)	10,713,750
556,970	PGT Innovations, Inc.(a)	15,455,918
		47,406,589
	Construction & Engineering	1.4%
83,665	MasTec, Inc.(a)	6,021,370
31,890	MYR Group, Inc.(a)	4,297,496
		10,318,866

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Electrical Equipment	2.9%
472,010	Array Technologies, Inc.(a)	10,473,902
547,317	Shoals Technologies Group, Inc.(a)	9,988,535
		20,462,437
	Machinery	4.1%
79,125	Chart Industries, Inc.(a)	13,381,620
80,170	John Bean Technologies Corp.	8,429,074
394,160	Kornit Digital Ltd.(a)	7,453,566
		29,264,260
	Professional Services	5.6%
65,145	FTI Consulting, Inc.(a)	11,622,519
137,264	ICF International, Inc.	16,582,864
125,830	NV5 Global, Inc.(a)	12,108,621
		40,314,004
	Trading Companies & Distributors	1.4%
169,087	Karat Packaging, Inc.	3,899,146
40,000	Transcat, Inc.(a)	3,918,800
19,855	WESCO International, Inc.	2,855,546
		10,673,492
Total Industrials		158,439,648
Information Technology		20.3%
	Communications Equipment	3.1%
334,369	Calix, Inc.(a)	15,327,475
156,605	Ciena Corp.(a)	7,401,152
		22,728,627
	IT Services	3.7%
741,070	BigCommerce Holdings, Inc.(a)	7,314,361
208,160	Endava PLC — ADR(a)	11,937,976
567,280	Grid Dynamics Holdings, Inc.(a)	6,909,470
		26,161,807

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares		$ Value
	Semiconductors & Semiconductor Equipment	4.0%
311,358	MaxLinear, Inc.(a)	6,927,715
71,460	Silicon Laboratories, Inc.(a)	8,281,499
33,110	SiTime Corp.(a)	3,782,817
61,243	Universal Display Corp.	9,614,539
		28,606,570
	Software	9.5%
553,604	DoubleVerify Holdings, Inc.(a)	15,473,232
111,565	Five9, Inc.(a)	7,173,630
296,510	PagerDuty, Inc.(a)	6,668,510
321,001	PROS Holdings, Inc.(a)	11,113,055
222,380	Tenable Holdings, Inc.(a)	9,962,624
255,810	Varonis Systems, Inc.(a)	7,812,437
37,365	Vertex, Inc.(a)	863,132
1,164,884	Zuora, Inc.(a)	9,598,644
		68,665,264
Total Information Technology		146,162,268
Materials		2.0%
	Construction Materials	2.0%
471,311	Summit Materials, Inc. — Class A(a)	14,676,625
Total Materials		14,676,625
Total Common Stocks (Cost $622,221,452)		687,397,085
Short-Term Investments		3.4%
Money Market Funds		3.4%
24,360,981	Fidelity Government Portfolio — Class Institutional, 5.23%(d)	24,360,981
Total Money Market Funds		24,360,981
Total Short-Term Investments (Cost $24,360,981)		24,360,981

The accompanying notes are an integral part of these financial statements.

BUFFALO SMALL CAP FUND
(UNAUDITED)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 Continued

Shares	$ Value
Total Investments (Cost $646,582,433)	98.8 711,758,066%
Other Assets in Excess of Liabilities	1.2 8,367,879%
Total Net Assets	100.0 720,125,945%

ADR  American Depositary Receipt

PLC  Public Limited Company

(a)  Non-income producing security.

(b)  Represents less than 0.05% of net assets.

(c)  Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and determined by the Advisor as the Board's valuation designee. These securities represented $948 or 0.0% of net assets as of September 30, 2023.

(d)  The rate shown represents the 7-day effective yield as of September 30, 2023.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND
LIABILITIES

SEPTEMBER 30, 2023 (UNAUDITED)

	Buffalo Discovery Fund	Buffalo Dividend Focus Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Income Fund	Buffalo Growth Fund
ASSETS:
Investments in securities, at cost:	$644,241,052	$70,190,956	$73,150,932	$214,302,548	$65,104,753
Cash denominated in foreign currencies, at cost:	—	—	—	—	—
Investments in securities, at value:	795,459,780	121,776,618	75,719,565	452,328,545	147,850,562
Cash:	—	—	—	—	—
Cash denominated in foreign currency, at value:(1)	—	—	—	—	—
Receivables:
Investments sold	11,322,864	—	—	—	—
Fund shares sold	181,716	12,022	49,924	57,320	32,181
Dividends	143,325	124,511	29,450	592,411	34,286
Interest	203,176	—	—	—	—
Other assets	27,002	16,247	18,451	26,180	20,332
Total assets	807,337,863	121,929,398	75,817,390	453,004,456	147,937,361
LIABILITIES:
Payables:
Investments purchased	12,600,893	—	—	—	—
Written options, at value(1) (Note 8)	—	—	—	18,000	—
Fund shares purchased	2,080,674	335	19,248	131,110	109,348
Management fees (Note 3)	573,673	77,020	83,763	323,859	97,019
Custodian fees (Note 3)	—	—	—	—	—
Accrued shareholder service fees — Investor Class (Note 7)	341,023	13,715	54,864	105,986	62,550
Other payables	—	—	—	—	—
Accrued expenses	1,208	2,027	7,382	52,350	16,811
Total liabilities	15,597,471	93,097	165,257	631,305	285,728
NET ASSETS	$791,740,392	$121,836,301	$75,652,133	$452,373,151	$147,651,633
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$661,084,346	$72,680,182	$77,296,615	$205,217,979	$56,608,802
Total distributable earnings	130,656,046	49,156,119	(1,644,482)	247,155,172	91,042,831
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$791,740,392	$121,836,301	$75,652,133	$452,373,151	$147,651,633
Net Assets — Investor Class	$614,841,057	$31,097,668	$44,510,202	$282,623,809	$71,316,491
Outstanding Shares — Investor Class	29,440,091	1,249,226	3,166,917	15,292,642	2,527,519
NET ASSET VALUE PER SHARE — Investor Class	$20.88	$24.89	$14.05	$18.48	$28.22
Net Assets — Institutional Class	$176,899,335	$90,738,632	$31,141,931	$169,749,342	$76,335,142
Outstanding Shares — Institutional Class	8,403,885	3,644,223	2,199,591	9,188,130	2,689,453
NET ASSET VALUE PER SHARE — Institutional Class	$21.05	$24.90	$14.16	$18.47	$28.38
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Written options, premiums received	—	—	—	18,196	—

The accompanying notes are an integral part of these financial statements.

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Large Cap Fund	Buffalo Mid Cap Fund	Buffalo Small Cap Fund
ASSETS:
Investments in securities, at cost:	$373,735,548	$588,879,088	$58,061,393	$91,794,762	$646,582,433
Cash denominated in foreign currencies, at cost:	—	—	—	—	—
Investments in securities, at value:	365,866,748	752,684,190	99,611,899	136,492,483	711,758,066
Cash:	—	—	—	—	—
Cash denominated in foreign currency, at value:(1)	—	—	—	—	—
Receivables:
Investments sold	1,012,513	—	—	1,794,126	13,560,435
Fund shares sold	691,035	2,179,288	54,770	26,445	367,527
Dividends	161,137	2,766,671	45,054	23,732	233,281
Interest	5,098,227	—	—	—	—
Other assets	37,561	62,045	20,389	14,580	31,346
Total assets	372,867,221	757,692,194	99,732,112	138,351,366	725,950,655
LIABILITIES:
Payables:
Investments purchased	16,087,500	1,949,758	—	1,795,590	3,759,043
Written options, at value(1) (Note 8)	—	—	—	—	—
Fund shares purchased	103,512	362,710	15,695	12,982	943,044
Management fees (Note 3)	249,098	532,431	63,153	98,588	527,417
Custodian fees (Note 3)	—	4,639	—	—	—
Accrued shareholder service fees — Investor Class (Note 7)	7,005	30,461	19,897	44,126	589,015
Other payables	—	—	—	—	—
Accrued expenses	2,403	72,930	500	12,653	6,191
Total liabilities	16,449,518	2,952,929	99,245	1,963,939	5,824,710
NET ASSETS	$356,417,703	$754,739,265	$99,632,867	$136,387,427	$720,125,945
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$376,045,607	$584,993,018	$59,948,308	$83,889,828	$783,305,547
Total distributable earnings	(19,627,904)	169,746,247	39,684,559	52,497,599	(63,179,602)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$356,417,703	$754,739,265	$99,632,867	$136,387,427	$720,125,945
Net Assets — Investor Class	$68,940,353	$292,100,239	$25,699,563	$70,736,487	$479,499,388
Outstanding Shares — Investor Class	6,724,994	15,253,960	672,348	4,704,226	36,607,634
NET ASSET VALUE PER SHARE — Investor Class	$10.25	$19.15	$38.22	$15.04	$13.10
Net Assets — Institutional Class	$287,477,350	$462,639,026	$73,933,305	$65,650,940	$240,626,557
Outstanding Shares — Institutional Class	28,067,315	24,124,776	1,922,603	4,335,190	18,249,136
NET ASSET VALUE PER SHARE — Institutional Class	$10.24	$19.18	$38.45	$15.14	$13.19
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Written options, premiums received	—	—	—	—	—

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

	Buffalo Discovery Fund	Buffalo Dividend Focus Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Income Fund	Buffalo Growth Fund
INVESTMENT INCOME:
Interest	$—	$191,078	$—	$—	$—
Dividends from securities	2,997,996	973,751	307,600	6,669,122	405,121
Foreign tax withheld	(24,782)	(2,187)	(1,679)	(8,072)	—
Total investment income	2,973,214	1,162,642	305,921	6,661,050	405,121
EXPENSES:
Management fees (Note 3)	3,644,886	464,795	545,162	1,965,348	579,339
Shareholder Service Fees — Investor Class (Note 7)	503,549	24,060	24,946	217,698	38,930
Registration fees	19,603	17,723	17,055	21,659	16,710
Custody fees	—	—	—	—	—
Other expenses	6,392	827	613	3,314	939
Total expenses	4,174,430	507,405	587,776	2,208,019	635,918
Net investment income (loss)	(1,201,216)	655,237	(281,855)	4,453,031	(230,797)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	29,250,802	(2,005,689)	2,051,587	6,370,741	7,507,264
Options written (Note 8)	—	—	—	179,317	—
Net unrealized appreciation/depreciation during the year on:
Investments	(43,484,882)	6,414,187	(7,071,203)	2,969,888	6,070,312
Options written (Note 8)	—	—	—	(19,925)	—
Net realized and unrealized loss	(14,234,080)	4,408,498	(5,019,616)	9,500,021	13,577,576
Net increase (decrease) in net assets resulting from operations	$(15,435,296)	$5,063,735	$(5,301,471)	$13,953,052	$13,346,779

The accompanying notes are an integral part of these financial statements.

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Large Cap Fund	Buffalo Mid Cap Fund	Buffalo Small Cap Fund
INVESTMENT INCOME:
Interest	$12,204,744	$—	$—	$—	$—
Dividends from securities	1,140,098	9,166,343	486,675	350,469	2,567,509
Foreign tax withheld	—	(818,055)	(5,136)	(2,240)	—
Total investment income	13,344,842	8,348,288	481,539	348,229	2,567,509
EXPENSES:
Management fees (Note 3)	1,422,537	3,015,830	376,620	602,036	3,427,297
Shareholder Service Fees — Investor Class (Note 7)	47,941	216,594	13,658	36,993	269,489
Registration fees	20,855	21,687	16,443	16,377	29,033
Custody fees	—	53,234	—	—	—
Other expenses	2,153	4,161	629	975	6,180
Total expenses	1,493,486	3,311,506	407,350	656,381	3,731,999
Net investment income (loss)	11,851,356	5,036,782	74,189	(308,152)	(1,164,490)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	(3,176,543)	(137,156)	2,021,194	7,389,845	(21,056,554)
Options written (Note 8)	—	—	—	—	—
Net unrealized appreciation/depreciation during the year on:
Investments	4,841,144	(49,159,044)	6,204,649	(3,942,708)	(37,941,269)
Options written (Note 8)	—	—	—	—	—
Net realized and unrealized loss	1,664,601	(49,296,200)	8,225,843	3,447,137	(58,997,823)
Net increase (decrease) in net assets resulting from operations	$13,515,957	$(44,259,418)	$8,300,032	$3,138,985	$(60,162,313)

STATEMENTS OF CHANGES IN
NET ASSETS

	Buffalo Discovery Fund		Buffalo Dividend Focus Fund		Buffalo Early Stage Growth Fund
	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023
OPERATIONS:
Net investment income (loss)	$(1,201,216)	$(5,731,271)	$655,237	$1,347,133	$(281,855)	$(971,872)
Net realized gain (loss) on investment transactions	29,250,802	9,260,805	(2,005,689)	(144,375)	2,051,587	(3,621,984)
Net unrealized appreciation/depreciation during the year on investments and translation of assets and liabilities in foreign currencies	(43,484,882)	(173,170,484)	6,414,187	(6,027,586)	(7,071,203)	(11,534,679)
Net increase (decrease) in net assets resulting from operations	(15,435,296)	(169,640,950)	5,063,735	(4,824,828)	(5,301,471)	(16,128,535)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(61,661,632)	(1,011,151)	(3,070,271)	—	(991,573)
Total distributions	—	(61,661,632)	(1,011,151)	(3,070,271)	—	(991,573)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,470,706	36,954,602	2,382,424	7,403,316	1,034,611	2,665,595
Institutional Class	18,505,891	32,946,069	3,952,912	15,515,124	1,061,699	2,151,792
Reinvested dividends and distributions
Investor Class	—	48,626,399	242,323	729,128	—	574,987
Institutional Class	—	11,483,669	740,686	2,264,382	—	392,726
Shares Issued	29,976,597	130,010,739	7,318,345	25,911,950	2,096,310	5,785,100
Redemptions
Investor Class	(106,623,045)	(287,796,455)	(4,814,156)	(4,689,312)	(4,230,368)	(10,237,920)
Institutional Class	(24,949,495)	(164,766,299)	(4,908,216)	(9,980,947)	(2,206,416)	(5,822,351)
Shares repurchased	(131,572,540)	(452,562,754)	(9,722,372)	(14,670,259)	(6,436,784)	(16,060,271)
Net increase (decrease) from capital share transactions	(101,595,943)	(322,552,015)	(2,404,027)	11,241,691	(4,340,474)	(10,275,171)
Total increase (decrease) in net assets	(117,031,239)	(553,854,597)	1,648,557	3,346,592	(9,641,945)	(27,395,279)
NET ASSETS:
Beginning of period	908,771,631	1,462,626,228	120,187,744	116,841,152	85,294,078	112,689,357
End of period	$791,740,392	$908,771,631	$121,836,301	$120,187,744	$75,652,133	$85,294,078
Fund share transactions:
Shares issued
Investor Class	531,453	1,744,428	94,941	308,683	175,765	707,214
Institutional Class	858,621	1,574,535	158,279	643,114	141,738	321,214
	1,390,074	3,318,963	253,220	951,797	317,503	1,028,428
Reinvested dividends and distributions
Investor Class	—	2,420,428	9,616	30,949	39,195	555,914
Institutional Class	—	567,936	29,393	96,196	26,607	344,518
	—	2,988,364	39,009	127,145	65,802	900,432
Shares Issued	1,390,074	6,307,327	292,229	1,078,942	383,305	1,928,860
Shares repurchased
Investor Class	(4,986,318)	(13,708,730)	(195,241)	(197,852)	(682,704)	(886,300)
Institutional Class	(1,156,091)	(7,725,892)	(196,212)	(419,806)	(386,932)	(220,133)
Total Shares Repurchased	(6,142,409)	(21,434,622)	(391,453)	(617,658)	(1,069,637)	(1,106,433)
Net increase (decrease) in fund shares	(4,752,335)	(15,127,295)	(99,224)	461,284	(686,332)	822,427
The accompanying notes are an integral part of these financial statements.

	Buffalo Flexible Income Fund		Buffalo Growth Fund
	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023
OPERATIONS:
Net investment income (loss)	$4,453,031	$8,054,610	$(230,797)	$(408,022)
Net realized gain (loss) on investment transactions	6,550,058	4,362,432	7,507,264	4,028,275
Net unrealized appreciation/depreciation during the year on investments and translation of assets and liabilities in foreign currencies	2,949,963	(17,363,520)	6,070,312	(29,733,167)
Net increase (decrease) in net assets resulting from operations	13,953,052	(4,946,478)	13,346,779	(26,112,914)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,607,114)	(20,155,697)	—	(6,215,261)
Total distributions	(4,607,114)	(20,155,697)	—	(6,215,261)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,600,455	65,675,954	4,273,775	4,437,041
Institutional Class	5,408,767	13,978,304	4,805,739	2,306,813
Reinvested dividends and distributions
Investor Class	2,778,310	12,884,149	—	3,265,304
Institutional Class	1,433,054	5,893,264	—	2,869,531
Shares Issued	21,220,586	98,431,671	9,079,514	12,878,689
Redemptions
Investor Class	(37,912,834)	(75,660,916)	(13,112,077)	(20,399,727)
Institutional Class	(9,551,601)	(18,422,462)	(4,542,669)	(12,603,435)
Shares repurchased	(47,464,435)	(94,083,378)	(17,654,746)	(33,003,162)
Net increase (decrease) from capital share transactions	(26,243,849)	4,348,293	(8,575,232)	(20,124,473)
Total increase (decrease) in net assets	(16,897,911)	(20,753,882)	4,771,547	(52,452,648)
NET ASSETS:
Beginning of period	469,271,062	490,024,944	142,880,086	195,332,734
End of period	$452,373,151	$469,271,062	$147,651,633	$142,880,086
Fund share transactions:
Shares issued
Investor Class	621,031	3,526,477	150,044	175,918
Institutional Class	293,241	765,068	167,511	93,186
	914,272	4,291,545	317,556	269,104
Reinvested dividends and distributions
Investor Class	150,050	698,843	—	138,595
Institutional Class	77,426	319,827	—	121,231
	227,476	1,018,670	—	259,826
Shares Issued	1,141,748	5,310,215	317,556	528,930
Shares repurchased
Investor Class	(2,061,665)	(4,147,040)	(468,681)	(819,849)
Institutional Class	(513,827)	(998,680)	(157,127)	(508,029)
Total Shares Repurchased	(2,575,492)	(5,145,720)	(625,808)	(1,327,878)
Net increase (decrease) in fund shares	(1,433,744)	164,495	(308,253)	(798,948)

STATEMENTS OF CHANGES IN
NET ASSETS

	Buffalo High Yield Fund		Buffalo International Fund		Buffalo Large Cap Fund
	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023
OPERATIONS:
Net investment income (loss)	$11,851,356	$17,157,353	$5,036,782	$4,199,926	$74,189	$64,355
Net realized gain (loss) on investment transactions	(3,176,543)	(8,298,692)	(137,156)	922,424	2,021,194	(1,542,425)
Net unrealized appreciation/depreciation during the year on investments and translation of assets and liabilities in foreign currencies	4,841,144	(13,156,789)	(49,159,044)	(3,374,862)	6,204,649	(10,272,639)
Net increase (decrease) in net assets resulting from operations	13,515,957	(4,298,128)	(44,259,418)	1,747,488	8,300,032	(11,750,709)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(12,228,118)	(22,752,760)	—	(10,436,510)	—	(2,521,305)
Total distributions	(12,228,118)	(22,752,760)	—	(10,436,510)	—	(2,521,305)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	26,664,622	31,266,028	99,631,038	92,532,462	1,824,123	1,417,943
Institutional Class	60,806,598	61,640,191	173,186,801	110,472,489	5,329,560	6,448,349
Reinvested dividends and distributions
Investor Class	2,161,281	3,826,042	—	3,936,057	—	737,721
Institutional Class	8,545,213	16,594,848	—	5,623,200	—	1,710,941
Shares Issued	98,177,714	113,327,109	272,817,839	212,564,208	7,153,683	10,314,954
Redemptions
Investor Class	(19,095,035)	(22,118,507)	(43,840,134)	(100,287,024)	(5,930,347)	(5,582,591)
Institutional Class	(33,336,706)	(51,212,412)	(40,492,903)	(72,796,682)	(4,180,849)	(9,643,547)
Shares repurchased	(52,431,741)	(73,330,919)	(84,333,037)	(173,083,706)	(10,111,196)	(15,226,138)
Net increase (decrease) from capital share transactions	45,745,973	39,996,190	188,484,802	39,480,502	(2,957,513)	(4,911,184)
Total increase (decrease) in net assets	47,033,812	12,945,302	144,225,384	30,791,480	5,342,519	(19,183,198)
NET ASSETS:
Beginning of period	309,383,891	296,438,589	610,513,881	579,722,401	94,290,348	113,473,546
End of period	$356,417,703	$309,383,891	$754,739,265	$610,513,881	$99,632,867	$94,290,348
Fund share transactions:
Shares issued
Investor Class	2,600,484	3,041,835	4,869,570	5,023,406	47,338	42,117
Institutional Class	5,922,295	5,982,024	8,495,568	5,963,204	138,696	193,731
	8,522,779	9,023,859	13,365,138	10,986,610	186,034	235,848
Reinvested dividends and distributions
Investor Class	211,502	372,381	—	214,186	—	22,727
Institutional Class	836,954	1,615,104	—	306,298	—	52,435
	1,048,456	1,987,485	—	520,484	—	75,162
Shares Issued	9,571,235	11,011,344	13,365,138	11,507,094	186,034	311,009
Shares repurchased
Investor Class	(1,862,324)	(2,144,711)	(2,151,619)	(5,443,057)	(155,461)	(164,532)
Institutional Class	(3,263,519)	(4,944,710)	(1,993,532)	(3,965,773)	(109,532)	(287,025)
Total Shares Repurchased	(5,125,844)	(7,089,421)	(4,145,151)	(9,408,830)	(264,993)	(451,557)
Net increase (decrease) in fund shares	4,445,392	3,921,922	9,219,987	2,098,265	(78,959)	(140,548)

The accompanying notes are an integral part of these financial statements.

	Buffalo Mid Cap Fund		Buffalo Small Cap Fund
	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (UNAUDITED)	Year Ended March 31, 2023
OPERATIONS:
Net investment income (loss)	$(308,152)	$(586,023)	$(1,164,490)	$(3,917,256)
Net realized gain (loss) on investment transactions	7,389,845	3,868,099	(21,056,554)	(100,904,915)
Net unrealized appreciation/depreciation during the year on investments and translation of assets and liabilities in foreign currencies	(3,942,708)	(26,617,551)	(37,941,269)	(12,721,155)
Net increase (decrease) in net assets resulting from operations	3,138,985	(23,335,475)	(60,162,313)	(117,543,326)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(6,882,361)	—	—
Total distributions	—	(6,882,361)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	868,768	1,435,785	16,686,133	83,086,038
Institutional Class	1,585,979	3,710,539	45,305,061	103,680,341
Reinvested dividends and distributions
Investor Class	—	3,624,175	—	—
Institutional Class	—	3,175,166	—	—
Shares Issued	2,454,747	11,945,665	61,991,194	186,766,379
Redemptions
Investor Class	(4,912,411)	(12,454,684)	(72,989,863)	(120,440,428)
Institutional Class	(3,136,246)	(10,253,786)	(58,756,845)	(77,661,329)
Shares repurchased	(8,048,657)	(22,708,470)	(131,746,708)	(198,101,757)
Net increase (decrease) from capital share transactions	(5,593,910)	(10,762,805)	(69,755,514)	(11,335,378)
Total increase (decrease) in net assets	(2,454,925)	(40,980,641)	(129,917,827)	(128,878,704)
NET ASSETS:
Beginning of period	138,842,352	179,822,993	850,043,772	978,922,476
End of period	$136,387,427	$138,842,352	$720,125,945	$850,043,772
Fund share transactions:
Shares issued
Investor Class	56,441	95,900	1,195,865	5,846,890
Institutional Class	102,148	253,640	3,209,679	7,316,524
	158,589	349,539	4,405,544	13,163,414
Reinvested dividends and distributions
Investor Class	—	257,034	—	—
Institutional Class	—	223,761	—	—
	—	480,795	—	—
Shares Issued	158,589	830,334	4,405,544	13,163,414
Shares repurchased
Investor Class	(320,970)	(856,313)	(5,214,577)	(8,531,453)
Institutional Class	(200,672)	(694,557)	(4,173,421)	(5,480,015)
Total Shares Repurchased	(521,642)	(1,550,870)	(9,387,998)	(14,011,468)
Net increase (decrease) in fund shares	(363,053)	(720,537)	(4,982,454)	(848,055)

FINANCIAL HIGHLIGHTS

BUFFALO DISCOVERY FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		2020	2019
Net asset value, beginning of period	$21.30		$25.31		$30.82		$19.88		$25.29	$24.52
Income from investment operations:
Net investment loss	(0.03	)(1)	(0.12	)(1)	(0.21	)(1)	(0.18	)(1)	(0.06)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	(0.39)		(2.52)		(0.93)		13.51		(1.76)	2.31
Total from investment operations	(0.42)		(2.64)		(1.14)		13.33		(1.82)	2.25
Less distributions:
Distributions from capital gains	—		(1.37)		(4.37)		(2.39)		(3.59)	(1.48)
Total distributions	—		(1.37)		(4.37)		(2.39)		(3.59)	(1.48)
Net asset value, end of period	$20.88		$21.30		$25.31		$30.82		$19.88	$25.29
Total return*	(1.97%)		(10.12%)		(4.58%)		67.49%		(9.64%)	10.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$671,399		$722,077		$1,099,258		$1,442,145		$1,132,237	$1,744,262
Ratio of expenses to average net assets**	1.01%		1.01%		1.00%		1.01%		1.01%	1.01%
Ratio of net investment income (loss) to average net assets**	(0.31%)		(0.58%)		(0.70%)		(0.64%)		(0.30%)	(0.21%)
Portfolio turnover rate*	10%		26%		41%		84%		123%	77%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO DISCOVERY FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,						For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		March 31, 2020
Net asset value, beginning of period	$21.46		$25.44		$30.92		$19.91		$27.10
Income from investment operations:
Net investment loss	(0.02	)(1)	(0.09	)(1)	(0.17	)(1)	(0.14	)(1)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	(0.39)		(2.52)		(0.94)		13.54		(3.56)
Total from investment operations	(0.41)		(2.61)		(1.11)		13.40		(3.60)
Less distributions:
Distributions from capital gains	—		(1.37)		(4.37)		(2.39)		(3.59)
Total distributions	—		(1.37)		(4.37)		(2.39)		(3.59)
Net asset value, end of period	$21.05		$21.46		$25.44		$30.92		$19.91
Total return**	(1.91%)		(9.94%)		(4.46%)		67.75%		(15.55	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$186,221		$186,695		$363,369		$337,999		$205,430
Ratio of expenses to average net assets***	0.86%		0.86%		0.86%		0.86%		0.86%
Ratio of net investment income (loss) to average net assets***	(0.16%)		(0.43%)		(0.55%)		(0.50%)		(0.25%)
Portfolio turnover rate**	10%		26%		41%		84%		123%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO DIVIDEND FOCUS FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.07	$25.79	$23.16	$15.10	$16.65	$16.28
Income from investment operations:
Net investment gain	0.12 (1)	0.25 (1)	0.14 (1)	0.12 (1)	0.44	0.25
Net gains (losses) on securities (both realized and unrealized)	0.90	(1.36)	2.94	8.06	(1.81)	0.91
Total from investment operations	1.02	(1.11)	3.08	8.18	(1.37)	1.16
Less distributions:
Distributions from investment income	(0.20)	(0.23)	(0.14)	(0.12)	(0.17)	(0.25)
Distributions from capital gains	—	(0.38)	(0.31)	—	—	(0.54)
Distributions from return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.20)	(0.61)	(0.45)	(0.12)	(0.18)	(0.79)
Net asset value, end of period	$24.89	$24.07	$25.79	$23.16	$15.10	$16.65
Total return*	4.22%	(4.22%)	13.39%	54.29%	(8.32%)	7.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,079	$32,256	$30,895	$28,605	$23,821	$58,299
Ratio of expenses to average net assets**	0.93%	0.93%	0.93%	0.94%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets**	0.95%	1.07%	0.56%	0.63%	0.84%	1.45%
Portfolio turnover rate*	1%	2%	4%	20%	31%	20%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO DIVIDEND FOCUS FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,			For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022	2021	March 31, 2020
Net asset value, beginning of period	$24.07	$25.78	$23.16	$15.10	$17.37
Income from investment operations:
Net investment income	0.14 (1)	0.29 (1)	0.18 (1)	0.15 (1)	0.28
Net gains (losses) on securities (both realized and unrealized)	0.90	(1.35)	2.93	8.06	(2.41)
Total from investment operations	1.04	(1.06)	3.11	8.21	(2.13)
Less distributions:
Distributions from investment income	(0.21)	(0.27)	(0.18)	(0.15)	(0.13)
Distributions from capital gains	—	(0.38)	(0.31)	—	—
Distributions from return of capital	—	—	—	—	(0.01)
Total distributions	(0.21)	(0.65)	(0.49)	(0.15)	(0.14)
Net asset value, end of period	$24.90	$24.07	$25.78	$23.16	$15.10
Total return**	4.31%	(4.04%)	13.51%	54.52%	(12.34	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,866	$87,932	$85,946	$72,405	$40,887
Ratio of expenses to average net assets***	0.78%	0.78%	0.78%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets***	1.10%	1.22%	0.71%	0.78%	1.23%
Portfolio turnover rate**	1%	2%	4%	20%	31%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO EARLY STAGE GROWTH FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		2020	2019
Net asset value, beginning of period	$15.05		$17.75		$23.88		$12.50		$15.30	$16.03
Income from investment operations:
Net investment loss	(0.05	)(1)	(0.17	)(1)	(0.28	)(1)	(0.25	)(1)	(0.15)	(0.15)
Net gains (losses) on securities (both realized and unrealized)	(0.94)		(2.36)		(2.60)		14.11		(1.85)	1.32
Total from investment operations	(1.00)		(2.53)		(2.88)		13.86		(2.00)	1.17
Less distributions:
Distributions from capital gains	—		(0.17)		(3.25)		(2.48)		(0.80)	(1.90)
Total distributions	—		(0.17)		(3.25)		(2.48)		(0.80)	(0.79)
Net asset value, end of period	$14.05		$15.05		$17.75		$23.88		$12.50	$15.30
Total return*	(6.64%)		(14.23%)		(13.32%)		112.86%		(14.38%)	9.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,892		$50,837		$68,232		$82,824		$42,633	$84,032
Ratio of expenses to average net assets**	1.44%		1.49%		1.45%		1.50%		1.49%	1.48%
Ratio of net investment income (loss) to average net assets**	(0.71%)		(1.11%)		(1.22%)		(1.24%)		(1.00%)	(0.94%)
Portfolio turnover rate*	5%		10%		34%		54%		22%	40%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO EARLY STAGE GROWTH FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,						For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		March 31, 2020
Net asset value, beginning of period	$15.16		$17.84		$23.96		$12.51		$16.44
Income from investment operations:
Net investment loss	(0.05	)(1)	(0.15	)(1)	(0.24	)(1)	(0.22	)(1)	(0.14)
Net gains (losses) on securities (both realized and unrealized)	(0.95)		(2.37)		(2.63)		14.15		(2.99)
Total from investment operations	(1.00)		(2.52)		(2.87)		13.93		(3.13)
Less distributions:
Distributions from investment income	—		—		—		—		—
Distributions from capital gains	—		(0.17)		(3.25)		(2.48)		(0.80)
Total distributions	—		(0.17)		(3.25)		(2.48)		(0.80)
Net asset value, end of period	$14.16		$15.16		$17.84		$23.96		$12.51
Total return**	(6.60%)		(14.05%)		(13.20%)		113.25%		(20.25	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,979		$34,457		$44,458		$49,023		$23,102
Ratio of expenses to average net assets***	1.34%		1.34%		1.32%		1.35%		1.35%
Ratio of net investment income (loss) to average net assets***	(0.61%)		(0.96%)		(1.07%)		(1.09%)		(1.19%)
Portfolio turnover rate**	5%		10%		34%		54%		22%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO FLEXIBLE INCOME FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.03	$19.03	$16.24	$11.93	$15.27	$15.00
Income from investment operations:
Net investment income	0.16 (1)	0.30 (1)	0.29 (1)	0.29 (1)	0.72	0.39
Net gains (losses) on securities (both realized and unrealized)	(2.42)	(0.46)	3.48	4.53	(3.63)	0.71
Total from investment operations	(2.26)	(0.16)	3.77	4.82	(2.91)	1.10
Less distributions:
Distributions from investment income	(0.15)	(0.30)	(0.29)	(0.30)	(0.32)	(0.39)
Distributions from capital gains	—	(0.46)	(0.69)	(0.21)	(0.11)	(0.44)
Total distributions	(0.15)	(0.76)	(0.98)	(0.51)	(0.43)	(0.83)
Net asset value, end of period	$16.62	$18.11	$19.03	$16.24	$11.93	$15.27
Total return*	3.04%	(0.87%)	23.81%	40.94%	(19.63%)	7.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$290,264	$300,336	$314,134	$277,906	$273,416	$625,349
Ratio of expenses to average net assets**	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets**	1.73%	1.66%	1.60%	2.04%	1.99%	2.57%
Portfolio turnover rate*	1%	1%	4%	1%	5%	6%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO FLEXIBLE INCOME FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,			For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022	2021	March 31, 2020
Net asset value, beginning of period	$19.03	$19.03	$16.24	$11.93	$15.31
Income from investment operations:
Net investment income	0.17 (1)	0.33 (1)	0.32 (1)	0.31 (1)	0.57
Net gains (losses) on securities (both realized and unrealized)	(2.43)	(0.47)	3.48	4.53	(3.60)
Total from investment operations	(2.25)	(0.14)	3.80	4.84	(3.03)
Less distributions:
Distributions from investment Income	(0.17)	(0.33)	(0.31)	(0.32)	(0.25)
Distributions from capital gains	—	(0.46)	(0.69)	(0.21)	(0.10)
Total distributions	(0.17)	(0.79)	(1.01)	(0.53)	(0.35)
Net asset value, end of period	$16.61	$18.10	$19.03	$16.24	$11.93
Total return**	3.12%	(0.78%)	24.00%	41.15%	(20.20	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,171	$168,935	$175,891	$147,802	$133,843
Ratio of expenses to average net assets***	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets***	1.87%	1.81%	1.75%	2.19%	2.79%
Portfolio turnover rate**	1%	1%	4%	1%	5%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO GROWTH FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		2020	2019
Net asset value, beginning of period	$25.79		$30.83		$31.07		$21.20		$25.10	$29.83
Income from investment operations:
Net investment loss	(0.05	)(1)	(0.09	)(1)	(0.13	)(1)	(0.05	)(1)	0.08	0.05
Net gains (losses) on securities (both realized and unrealized)	2.47		(3.89)		3.25		11.46		(0.55)	2.76
Total from investment operations	2.42		(3.98)		3.12		11.41		(0.47)	2.81
Less distributions:
Distributions from investment income	—		—		—		—		(0.08)	(0.01)
Distributions from capital gains	—		(1.07)		(3.36)		(1.53)		(3.35)	(7.53)
Total distributions	—		(1.07)		(3.36)		(1.53)		(3.43)	(7.54)
Net asset value, end of period	$28.22		$25.79		$30.83		$31.07		$21.20	$25.10
Total return*	9.42%		(12.55%)		9.56%		53.98%		(3.90%)	13.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,859		$73,408		$103,336		$112,399		$88,051	$174,570
Ratio of expenses to average net assets**	0.87%		0.92%		0.92%		0.92%		0.92%	0.91%
Ratio of net investment income (loss) to average net assets**	(0.35%)		(0.34%)		(0.40%)		(0.19%)		0.11%	0.17%
Portfolio turnover rate*	4%		11%		13%		21%		33%	16%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO GROWTH FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,						For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		March 31, 2020
Net asset value, beginning of period	$25.93		$30.95		$31.13		$21.20		$27.10
Income from investment operations:
Net investment loss	(0.04	)(1)	(0.05	)(1)	(0.08	)(1)	(0.01	)(1)	0.15
Net gains (losses) on securities (both realized and unrealized)	2.49		(3.90)		3.28		11.47		(2.59)
Total from investment operations	2.45		(3.95)		3.18		11.46		(2.44)
Less distributions:
Distributions from investment income	—		—		—		—		(0.10)
Distributions from capital gains	—		(1.07)		(3.36)		(1.53)		(3.36)
Total distributions	—		(1.07)		(3.36)		(1.53)		(3.46)
Net asset value, end of period	$28.38		$25.93		$30.95		$31.13		$21.20
Total return**	9.45%		(12.44%)		9.74%		54.26%		(10.92	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,631		$69,473		$91,997		$86,046		$58,307
Ratio of expenses to average net assets***	0.77%		0.77%		0.77%		0.77%		0.78%
Ratio of net investment income (loss) to average net assets***	(0.25%)		(0.19%)		(0.25%)		(0.04%)		0.28%
Portfolio turnover rate**	4%		11%		13%		21%		33%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023		2022	2021	2020	2019
Net asset value, beginning of period	$10.20	$11.23		$11.82	$9.72	$10.86	$11.04
Income from investment operations:
Net investment income	0.36 (1)	0.61	(1)	0.48 (1)	0.48 (1)	1.17	0.51
Net gains (losses) on securities (both realized and unrealized)	0.06	(0.82)		(0.24)	2.10	(1.85)	(0.15)
Total from investment operations	0.41	(0.21)		0.24	2.59	(0.68)	0.36
Less distributions:
Distributions from investment Income	(0.36)	(0.64)		(0.48)	(0.49)	(0.46)	(0.51)
Distributions from capital gains	—	(0.19)		(0.34)	— (2)	—	(0.03)
Total distributions	(0.36)	(0.83)		(0.83)	(0.49)	(0.46)	(0.54)
Net asset value, end of period	$10.25	$10.20		$11.23	$11.82	$9.72	$10.86
Total return*	4.12%	(1.63%)		1.97%	27.07%	(6.67%)	3.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,922	$58,920		$50,581	$50,110	$46,036	$191,451
Ratio of expenses to average net assets**	1.01%	1.02	%(2)	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets**	6.96%	5.88%		4.09%	4.38%	3.60%	4.68%
Portfolio turnover rate*	7%	30%		41%	66%	36%	22%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The ratio of expenses to average net assets does not accord to the Fund's annual report dated March 31, 2023 due to a reclass from the Fund's expenses to income.

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,				For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023		2022	2021	March 31, 2020
Net asset value, beginning of period	$10.19	$11.22		$11.81	$9.71	$11.01
Income from investment operations:
Net investment loss	0.36 (1)	0.63	(1)	0.50 (1)	0.50 (1)	0.71
Net gains (losses) on securities (both realized and unrealized)	0.06	(0.82)		(0.24)	2.10	(1.66)
Total from investment operations	0.42	(0.19)		0.26	2.60	(0.95)
Less distributions:
Distributions from investment Income	(0.37)	(0.65)		(0.50)	(0.50)	(0.35)
Distributions from capital gains	—	(0.19)		(0.35)	— (2)	—
Total distributions	(0.37)	(0.84)		(0.85)	(0.50)	(0.35)
Net asset value, end of period	$10.24	$10.19		$11.22	$11.81	$9.71
Total return**	4.20%	(1.49%)		2.12%	27.28%	(8.94	%)(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$270,793	$250,464		$245,858	$225,715	$141,735
Ratio of expenses to average net assets***	0.86%	0.87	%(4)	0.87%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets***	7.11%	6.03%		4.24%	4.51%	4.90%
Portfolio turnover rate**	7%	30%		41%	66%	36%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  Less than $0.01 per share.

(3)  The return listed is the non-annualized return for the Institutional Class since inception date.

(4)  The ratio of expenses to average net assets does not accord to the Fund's annual report dated March 31, 2023 due to a reclass from the Fund's expenses to income.

FINANCIAL HIGHLIGHTS

BUFFALO INTERNATIONAL FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022		2021	2020	2019
Net asset value, beginning of period	$20.23	$20.65	$20.51		$13.54	$14.76	$15.10
Income from investment operations:
Net investment income	0.14 (1)	0.13 (1)	0.03	(1)(2)	0.04 (1)	0.19	0.09
Net gains (losses) on securities (both realized and unrealized)	(1.22)	(0.22)	0.39		6.98	(1.31)	(0.11)
Total from investment operations	(1.09)	(0.09)	0.42		7.02	(1.12)	(0.02)
Less distributions:
Distributions from investment Income	—	(0.08)	(0.02)		(0.05)	(0.10)	(0.08)
Distributions from capital gains	—	(0.25)	(0.26)		— (2)	—	(0.24)
Total distributions	—	(0.33)	(0.28)		(0.05)	(0.10)	(0.32)
Net asset value, end of period	$19.15	$20.23	$20.65		$20.51	$13.54	$14.76
Total return*	(5.39%)	(0.21%)	1.94%		51.79%	(7.67%)	0.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288,793	$253,664	$263,120		$260,044	$183,809	$340,880
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%		1.03%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets**	1.33%	0.71%	0.14%		0.22%	0.55%	0.64%
Portfolio turnover rate*	0%	8%	13%		14%	13%	16%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO INTERNATIONAL FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,			For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022	2021	March 31, 2020
Net asset value, beginning of period	$20.25	$20.67	$20.53	$13.55	$15.85
Income from investment operations:
Net investment loss	0.15 (1)	0.16 (1)	0.06 (1)	0.07 (1)	0.20
Net gains (losses) on securities (both realized and unrealized)	(1.22)	(0.22)	0.39	6.99	(2.39)
Total from investment operations	(1.07)	(0.06)	0.45	7.06	(2.19)
Less distributions:
Distributions from investment Income	—	(0.11)	(0.05)	(0.08)	(0.11)
Distributions from capital gains	—	(0.25)	(0.26)	— (2)	—
Total distributions	—	(0.36)	(0.31)	(0.08)	(0.11)
Net asset value, end of period	$19.18	$20.25	$20.67	$20.53	$13.55
Total return**	(5.28%)	(0.09%)	2.08%	52.12%	(13.95	%)(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420,814	$356,850	$316,602	$285,595	$176,285
Ratio of expenses to average net assets***	0.87%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets***	1.48%	0.86%	0.29%	0.37%	0.86%
Portfolio turnover rate**	0%	8%	13%	14%	13%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  Less than $0.01 per share.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023		2022		2021		2020	2019
Net asset value, beginning of period	$35.13	$40.21		$46.23		$29.53		$31.01	$29.08
Income from investment operations:
Net investment loss	0.01 (1)	(0.01	)(1)	(0.16	)(1)	(0.07	)(1)	0.09	0.09
Net gains (losses) on securities (both realized and unrealized)	3.08	(4.12)		5.59		16.83		(1.07)	3.46
Total from investment operations	3.10	(4.13)		5.43		16.76		(0.98)	3.55
Less distributions:
Distributions from investment Income	—	—		—		(0.06)		(0.07)	(0.11)
Distributions from capital gains	—	(0.95)		(11.45)		—		(0.43)	(1.51)
Total distributions	—	(0.95)		(11.45)		(0.06)		(0.50)	(1.62)
Net asset value, end of period	$38.22	$35.13		$40.21		$46.23		$29.53	$31.01
Total return*	8.80%	(10.08%)		10.23%		56.78%		(3.40%)	12.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,315	$27,414		$35,391		$37,413		$27,872	$69,002
Ratio of expenses to average net assets**	0.88%	0.94%		0.93%		0.94%		0.94%	0.93%
Ratio of net investment income (loss) to average net assets**	0.07%	(0.03%)		(0.34%)		(0.16%)		0.21%	0.27%
Portfolio turnover rate*	7%	46%		83%		7%		6%	10%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023	For the Years Ended March 31,					For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)	2023	2022		2021		March 31, 2020
Net asset value, beginning of period	$35.32	$40.37	$46.30		$29.56		$32.79
Income from investment operations:
Net investment loss	0.03 (1)	0.04 (1)	(0.09	)(1)	(0.00	)(1)(2)	0.16
Net gains (losses) on securities (both realized and unrealized)	3.10	(4.14)	5.61		16.85		(2.89)
Total from investment operations	3.13	(4.10)	5.52		16.85		(2.73)
Less distributions:
Distributions from investment Income	—	—	—		(0.11)		(0.07)
Distributions from capital gains	—	(0.95)	(11.45)		—		(0.43)
Total distributions	—	(0.95)	(11.45)		(0.11)		(0.50)
Net asset value, end of period	$38.45	$35.32	$40.37		$46.30		$29.56
Total return**	8.86%	(9.97%)	10.42%		57.02%		(8.55	%)(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,117	$66,876	$78,082		$71,394		$45,244
Ratio of expenses to average net assets***	0.78%	0.79%	0.78%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets***	0.17%	0.11%	(0.19%)		(0.01%)		0.40%
Portfolio turnover rate**	7%	46%	83%		7%		6%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  Less than $0.01 per share.

(3)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		2020	2019
Net asset value, beginning of period	$14.72		$17.72		$20.19		$13.02		$14.52	$13.99
Income from investment operations:
Net investment loss	(0.04	)(1)	(0.07	)(1)	(0.11	)(1)	(0.11	)(1)	(0.05)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	0.35		(2.19)		(0.10)		8.61		(0.19)	1.11
Total from investment operations	0.32		(2.26)		(0.21)		8.50		(0.24)	1.07
Less distributions:
Distributions from investment Income	—		—		—		—		—	—
Distributions from capital gains	—		(0.74)		(2.26)		(1.33)		(1.26)	(0.54)
Total distributions	—		(0.74)		(2.26)		(1.33)		(1.26)	(0.54)
Net asset value, end of period	$15.04		$14.72		$17.72		$20.19		$13.02	$14.52
Total return*	2.17%		(12.58%)		(1.55%)		65.92%		(2.89%)	8.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,987		$73,144		$96,992		$107,061		$86,030	$135,262
Ratio of expenses to average net assets***	0.97%		1.03%		1.02%		1.03%		1.02%	1.02%
Ratio of net investment income (loss) to average net assets***	(0.48%)		(0.48%)		(0.56%)		(0.63%)		(0.39%)	(0.27%)
Portfolio turnover rate**	5%		23%		19%		41%		52%	36%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,						For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		March 31, 2020
Net asset value, beginning of period	$14.82		$17.81		$20.24		$13.03		$15.63
Income from investment operations:
Net investment loss	(0.03	)(1)	(0.05	)(1)	(0.08	)(1)	(0.09	)(1)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	0.36		(2.20)		(0.09)		8.63		(1.30)
Total from investment operations	0.33		(2.25)		(0.17)		8.54		(1.34)
Less distributions:
Distributions from investment Income	—		—		—		—		—
Distributions from capital gains	—		(0.74)		(2.26)		(1.33)		(1.26)
Total distributions	—		(0.74)		(2.26)		(1.33)		(1.26)
Net asset value, end of period	$15.14		$14.82		$17.81		$20.24		$13.03
Total return**	2.16%		(12.46%)		(1.34%)		66.18%		(9.72	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,669		$65,699		$82,831		$83,642		$51,324
Ratio of expenses to average net assets***	0.87%		0.88%		0.87%		0.88%		0.89%
Ratio of net investment income (loss) to average net assets***	(0.38%)		(0.33%)		(0.41%)		(0.48%)		(0.38%)
Portfolio turnover rate**	5%		23%		19%		41%		52%

*  Inception date

**  Not annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND INVESTOR CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		2020	2019
Net asset value, beginning of period	$14.18		$16.11		$22.14		$10.94		$12.89	$15.00
Income from investment operations:
Net investment loss	(0.02	)(1)	(0.07	)(1)	(0.17	)(1)	(0.15	)(1)	(0.08)	(0.08)
Net gains (losses) on securities (both realized and unrealized)	(1.06)		(1.86)		(3.27)		13.23		(0.62)	1.25
Total from investment operations	(1.08)		(1.93)		(3.44)		13.08		(0.70)	1.17
Less distributions:
Distributions from investment Income	—		—		—		—		—	—
Distributions from capital gains	—		—		(2.59)		(1.88)		(1.25)	(3.28)
Total distributions	—		—		(2.59)		(1.88)		(1.25)	(0.54)
Net asset value, end of period	$13.10		$14.18		$16.11		$22.14		$10.94	$12.89
Total return*	(7.62%)		(11.98%)		(16.93%)		120.78%		(7.33%)	12.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538,978		$575,979		$697,647		$801,388		$337,804	$510,410
Ratio of expenses to average net assets**	0.96%		0.98%		1.01%		1.01%		1.01%	1.01%
Ratio of net investment income (loss) to average net assets**	(0.32%)		(0.50%)		(0.83%)		(0.81%)		(0.65%)	(0.55%)
Portfolio turnover rate*	6%		44%		59%		63%		67%	57%

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND INSTITUTIONAL CLASS

The following tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,						For the period July 1, 2019* through
Condensed data for a share of capital stock outstanding throughout the period.	(UNAUDITED)		2023		2022		2021		March 31, 2020
Net asset value, beginning of period	$14.26		$16.19		$22.20		$10.96		$13.78
Income from investment operations:
Net investment loss	(0.02	)(1)	(0.05	)(1)	(0.14	)(1)	(0.13	)(1)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	(1.06)		(1.88)		(3.28)		13.24		(1.51)
Total from investment operations	(1.08)		(1.93)		(3.42)		13.11		(1.57)
Less distributions:
Distributions from investment Income	—		—		—		—		—
Distributions from capital gains	—		—		(2.59)		(1.88)		(1.25)
Total distributions	—		—		(2.59)		(1.88)		(1.25)
Net asset value, end of period	$13.19		$14.26		$16.19		$22.20		$10.96
Total return**	(7.50%)		(11.92%)		(16.79%)		121.14%		(13.24	%)(2)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$267,445		$274,065		$281,276		$328,588		$95,095
Ratio of expenses to average net assets***	0.86%		0.86%		0.86%		0.86%		0.86%
Ratio of net investment income (loss) to average net assets***	(0.22%)		(0.38%)		(0.68%)		(0.67%)		(0.73%)
Portfolio turnover rate**	6%		44%		59%		63%		67%

*  Inception date

**  Not annualized for periods less than one year.

***  Annualized for periods less than one year.

(1)  Per share amounts have been calculated using the average shares method.

(2)  The return listed is the non-annualized return for the Institutional Class since inception date.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2023

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, and Buffalo Small Cap Fund) (the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), each as a diversified open-end management investment company. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund. Kornitzer Capital Management, Inc. ("Advisor" or "KCM") is the Funds' investment advisor.

Each of the Funds offers two classes of shares, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. The shareholder servicing fees for the Investor Class represent the class specific expenses. See Note 7 for more information regarding shareholder servicing fees for the Investor Class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The investment objective of the Buffalo Discovery Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund is long-term growth of capital. The investment objective of the Buffalo Flexible Income Fund is high current income, with long-term growth of capital as a secondary objective. The investment objectives of the Buffalo Dividend Focus Fund and Buffalo High Yield Fund are current income, with long-term growth of capital as a secondary objective.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services — Investment Companies."

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — In accordance with FASB ASC 820, Fair Value Measurements ("ASC 820"), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the "Board"). If events occur that will affect the value of a Fund's portfolio securities before the net asset value ("NAV") has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to KCM, as the Funds' valuation designee in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that have been or may be considered by KCM, as applicable in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2023, The Buffalo International and Small Cap Funds held securities valued at fair value as determined in good faith by KCM, as valuation designee at such time. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange ("NYSE"). As of September 30, 2023, the Buffalo International Fund held 68 securities where a foreign fair value factor was applied, with a market value of $447,365,169 or 59.27% of total net assets.

Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the valuation date, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds' investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds' valuation policies.

ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by KCM, along with any other relevant factors in the calculation of an investment's fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9 — Foreign Investment Risk.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. All Level 3 positions held at September 30, 2023 were valued using broker quotes.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2023. These assets are measured on a recurring basis.

BUFFALO DISCOVERY FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$747,104,592	$—	$—	$747,104,592
REITS	3,261,770	—	—	3,261,770
Short Term Investments	45,093,417	—	—	45,093,417
Total*	$795,459,779	$—	$—	$795,459,779

BUFFALO DIVIDEND FOCUS FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$105,288,666	$—	$—	$105,288,666
REITS	4,357,829	—	—	4,357,829
Preferred Stocks	363,450	—	—	363,450
Convertible Bonds	—	7,540,250	—	7,540,250
Short Term Investments	4,226,423	—	—	4,226,423
Total*	$114,236,368	$7,540,250	$—	$121,776,618

BUFFALO EARLY STAGE GROWTH FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,995,012	$—	$—	$70,995,012
REITS	1,591,920	—	—	1,591,920
Warrants	3,600	—	—	3,600
Short Term Investments	3,129,033	—	—	3,129,033
Total*	$75,719,565	$—	$—	$75,719,565

BUFFALO FLEXIBLE INCOME FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$440,285,154	$—	$—	$440,285,154
REITS	10,323,006	—	—	10,323,006
Short Term Investments	1,720,385	—	—	1,720,385
Total*	$452,328,545	$—	$—	$452,328,545
Written Options	$18,000	$—	$—	$18,000

BUFFALO GROWTH FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$143,377,735	$—	$—	$143,377,735
Short Term Investments	4,472,827	—	—	4,472,827
Total*	$147,850,562	$—	$—	$147,850,562

BUFFALO HIGH YIELD FUND

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$9,286,448	$—	$—	$9,286,448
Convertible Bonds	—	11,895,125	—	11,895,125
Corporate Bonds	—	224,221,605	—	224,221,605
Bank Loans	—	96,188,315	—	96,188,315
Short Term Investments	24,275,255	—	—	24,275,255
Total*	$33,561,703	$332,305,045	$—	$365,866,748

BUFFALO INTERNATIONAL FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$230,093,096	$447,365,169	$6,020,300	$683,478,565
Warrants	—	—	—	—
Short Term Investments	69,205,625	—	—	69,205,625
Total*	$299,298,721	$447,365,169	$—	$752,684,190

BUFFALO LARGE CAP FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$93,353,760	$—	$—	$93,353,760
Short Term Investments	6,258,139	—	—	6,258,139
Total*	$99,611,899	$—	$—	$99,611,899

BUFFALO MID CAP FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$130,926,889	$—	$—	$130,926,889
REITS	2,063,565	—	—	2,063,565
Short Term Investments	3,502,029	—	—	3,502,029
Total*	$136,492,483	$—	$—	$136,492,483

BUFFALO SMALL CAP FUND

	Level 1	Level 2	Level 3	Total
Common Stocks	$687,396,136	$—	$949	$687,397,085
Short Term Investments	24,360,981	—	—	24,360,981
Total*	$711,757,117	$—	$949	$711,758,066

*  Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting year. The basis for recognizing and valuing transfers is as of the beginning of the year in which transfers occur.

The following is a reconciliation of the Buffalo High Yield Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)**	Investments in Securities Period Ended September 30, 2023
Fair Value as of 3/31/2023	$21,036,673
Total unrealized gain included in earnings	816,676
Realized losses included in earnings	(353,017)
Purchases	1,367,253
Sales	(3,201,509)
Amortization/Accretion	21,738
Fair Value as of 9/30/2023*	$19,687,814
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$650,493

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2023
Fair Value as of 3/31/2023	$—
Total unrealized gain included in earnings	463,046
Transfer into Level 3*	5,557,254
Fair Value as of 9/30/2023*	$6,020,300
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$463,046

The following is a reconciliation of the Buffalo Small Cap Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended September 30, 2023
Fair Value as of 3/31/2023*	$949
Fair Value as of 9/30/2023*	$949
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

*  Securities valued as Level 3 during the period were due to uncertainty regarding the valuation of certain securities with thinly traded markets. All Level 3 securities in the Buffalo High Yield Fund were priced by an approved pricing vendor as of March 31, 2023.

**  Bank Loan securities are bucketed in either Level 2 or Level 3, depending on the number of broker quotes available when pricing the security. A security moves from Level 2 to Level 3 when there is a reduction in the number of broker quotes below a pre-established minimum, while an increase in broker quotes above the minimum moves a security from Level 3 to Level 2. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

At September 30, 2023, the Funds did not have any tax positions that did not meet the "more likely-than-not" threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

The Funds have analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2020 through March 31, 2023. The Funds have no examinations in progress.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles ("GAAP"). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund's maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Funds did not hold any written put options as of September 30, 2023.

The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds' fair valuation guidelines.

The Funds may use options with the objective to generate income as a non-principal investment strategy. Currently, the Buffalo Flexible Income Fund makes use of the options strategy to a greater extent than the other Funds because high income generation is a primary investment objective of the Buffalo Flexible Income Fund. The primary strategy used by Buffalo Flexible Income Fund to achieve income generation through the use of options is to write covered calls with the strike price above the cost basis and the value the portfolio managers believe will be achieved before the expiration of the option and also at a value that the portfolio managers are willing to sell if the option is exercised. The collected premiums generate income for the Fund, and if the option is exercised, a gain will also be achieved. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds' organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains*
Buffalo Discovery Fund	$—	$—	$—	$61,661,632
Buffalo Dividend Focus Fund	1,011,151	—	1,242,147	1,828,124
Buffalo Early Stage Growth Fund	—	—	—	991,573
Buffalo Flexible Income Fund	4,607,114	—	8,081,936	12,073,761
Buffalo Growth Fund	—	—	—	6,215,261
Buffalo High Yield Fund	12,228,118	—	17,749,585	5,003,175
Buffalo International Fund	—	—	3,015,734	7,420,776
Buffalo Large Cap Fund	—	—	33	2,521,272
Buffalo Mid Cap Fund	—	—	—	6,882,361
Buffalo Small Cap Fund	—	—	—	—

*  The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax period ended March 31, 2023.

For tax purposes, distributions from short-term capital gain distributions are included in ordinary income distributions.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2023, the following table shows the reclassifications made:

Funds	Distributable Earnings	Paid In Capital
Buffalo Discovery Fund	$4,472,874	$(4,472,874)
Buffalo Dividend Focus Fund	310	(310)
Buffalo Early Stage Growth Fund	967,226	(967,226)
Buffalo Flexible Income Fund	(1,418,337)	1,418,337
Buffalo Growth Fund	(305,990)	305,990
Buffalo High Yield Fund	—	—
Buffalo International Fund	(1,158,594)	1,158,594
Buffalo Large Cap Fund	—	—
Buffalo Mid Cap Fund	(365,032)	365,032
Buffalo Small Cap Fund	4,728,516	(4,728,516)

The permanent differences primarily relate to net operating losses and utilization of earnings and profit distributions to shareholders on redemption of shares.

As of March 31, 2023, the components of distributable earnings (losses) for income tax purposes were as follows:

	Buffalo Discovery Fund	Buffalo Dividend Focus Fund	Buffalo Early Stage Fund	Buffalo Flexible Income Fund	Buffalo Growth Fund
Tax cost of Investments(a)	$720,319,714	$73,391,424	$76,015,151	$228,783,951	$67,342,344
Unrealized Appreciation	246,303,233	49,275,299	26,897,214	243,154,587	77,865,055
Unrealized Depreciation	(55,622,192)	(4,424,433)	(17,414,812)	(8,112,432)	(1,189,557)
Net unrealized appreciation	190,681,041	44,850,866	9,482,402	235,042,155	76,675,498
Undistributed Ordinary Income	—	402,146	—	469,687	—
Undistributed Long Term Capital Gain	—	—	—	2,322,325	1,120,614
Distributable earnings	—	402,146	—	2,792,012	1,120,614
Other accumulated gain/(loss)	(44,589,699)	(149,477)	(5,585,506)	(24,933)	(100,060)
Total distributable earnings	146,091,342	45,103,535	3,896,896	237,809,234	77,696,052
	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Large Cap Fund	Buffalo Mid Cap Fund	Buffalo Small Cap Fund
Tax cost of Investments(a)	$328,973,748	$390,367,780	$59,273,743	$90,685,817	$750,014,938
Unrealized Appreciation	4,703,809	221,319,463	36,330,013	52,982,633	198,353,391
Unrealized Depreciation	(18,393,662)	(8,464,727)	(1,065,311)	(4,343,307)	(95,980,662)
Net unrealized appreciation	(13,689,853)	212,854,736	35,264,702	48,639,326	102,372,729
Undistributed Ordinary Income	1,218,745	1,182,072	—	—	—
Undistributed Long Term Capital Gain	—	—	64,222	873,164	—
Distributable earnings	1,218,745	1,182,072	64,222	873,164	—
Other accumulated gain/(loss)	(8,444,635)	(31,143)	(3,944,397)	(153,876)	(105,390,018)
Total distributable earnings	(20,915,743)	214,005,665	31,384,527	49,358,614	(3,017,289)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, and publicly traded partnership investments.

Other accumulated gain/(loss) is generally comprised of capital loss carryover, qualified late year losses and/or straddle loss deferrals.

(a)  Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

As of March 31, 2023, the Buffalo funds had the following capital loss carryovers available to offset future taxable gains:

	Short Term Capital Loss Carryover	Long Term Capital Loss Carryover	Total Capital Loss Carryover
Discovery Fund	$43,330,896	$—	$43,330,896
Dividend Focus Fund	64,682	84,795	149,477
Early Stage Growth Fund	2,115,525	3,143,942	5,259,467
Flexible Income Fund	—	—	—
Growth Fund	—	—	—
High Yield Fund	1,024,491	7,420,144	8,444,635
International Fund	—	—	—
Large Cap Fund	3,944,397	—	3,944,397
Mid Cap Fund	—	—	—
Small Cap Fund	76,108,768	28,220,217	104,328,985

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of their fiscal year, March 31, 2023. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, March 31, 2023.

At March 31, 2023, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary and capital losses, as follows:

Funds	Qualified Late Year Ordinary Losses	Qualified Late Year Capital Losses
Buffalo Discovery Fund	$1,258,803	$—
Buffalo Dividend Focus Fund	—	—
Buffalo Early Stage Growth Fund	326,039	—
Buffalo Flexible Income Fund	—	—
Buffalo Growth Fund	100,060	—
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Large Cap Fund	—	—
Buffalo Mid Cap Fund	153,876	—
Buffalo Small Cap Fund	1,061,033	—

For the year ended March 31, 2023, the Buffalo International Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

	Gross Foreign Income	Foreign Tax Paid
Buffalo International Fund	$9,052,964	$(931,439)

3. RELATED PARTY TRANSACTIONS:

Management fees are paid to KCM at the rate of 0.85% per annum of the average daily net asset values of the Funds, except for the Buffalo Early Stage Growth Fund, Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund which have a management fee rate of 1.30%, 0.75%, 0.75% and 0.75%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("GFS"), KCM pays GFS a fee of 30/100 of 1% (0.30%) of each Funds' average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Dividend Focus Fund, Buffalo Growth Fund and the Buffalo Large Cap Fund, where GFS receives 25/100 of 1% (0.25%). GFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of GFS.

With respect to the Buffalo Small Cap Fund only, the annual management fee rate of 0.85% of the Buffalo Small Cap Fund's average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to GFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Fund to KCM and the fees paid by KCM to GFS are set forth in the following table:

BUFFALO SMALL CAP FUND FEE BREAKPOINTS

	(As a % Of Average Daily Net Assets)
Asset Level	Management Fee	GFS Fee
Assets up to $6 billion	0.85%	0.300%
Assets over $6 billion up to $7 billion	0.80%	0.275%
Assets over $7 billion up to $8 billion	0.75%	0.250%
Assets over $8 billion up to $9 billion	0.70%	0.225%
Assets over $9 billion	0.65%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers of the Funds are also officers and/or directors of KCM. With respect to each Fund's Investor Class, the management fees do not include the shareholder servicing fees.

The Buffalo International Fund incurred $53,234 in custody fees during the six months ended September 30, 2023, and owed $4,639 for custody fees as of September 30, 2023.

4. AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. GFS pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds' non-interested trustees for their service on the Funds' Board for the six months ended September 30, 2023 was $240,500. Interested trustees who are affiliated with KCM do not receive any compensation from the Funds, but are compensated directly by KCM in connection with their employment with KCM.

5. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended September 30, 2023, were as follows:

	Buffalo Discovery Fund	Buffalo Dividend Focus Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Income Fund	Buffalo Growth Fund
Purchases	$165,777,339	$1,221,894	$5,530,197	$3,027,102	$8,524,366
Proceeds from Sales	279,487,726	1,393,344	12,255,278	21,965,602	18,359,016
	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Large Cap Fund	Buffalo Mid Cap Fund	Buffalo Small Cap Fund
Purchases	$88,125,537	$172,052,419	$14,471,309	$12,171,288	$122,709,317
Proceeds from Sales	42,403,657	581,335	18,516,199	20,147,564	168,294,221

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2023.

6. TRANSACTIONS WITH AFFILIATES:

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Funds during the six months ended September 30, 2023.

7. SHAREHOLDER SERVICING PLAN:

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan, to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. No shareholder servicing fees are charged to the Institutional Class. For the six months ended September 30, 2023, Investor Class shareholder servicing fees were as follows:

Fund:	Investor Class Shareholder Servicing Fee
Buffalo Discovery Fund	$503,549
Buffalo Dividend Focus Fund	24,060
Buffalo Early Stage Growth Fund	24,946
Buffalo Flexible Income Fund	217,698
Buffalo Growth Fund	38,930
Buffalo High Yield Fund	47,941
Buffalo International Fund	216,594

Fund:	Investor Class Shareholder Servicing Fee
Buffalo Large Cap Fund	$13,658
Buffalo Mid Cap Fund	36,993
Buffalo Small Cap Fund	269,489

8. OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2023. For the six months ended September 30, 2023, the quarterly average gross notional amount of derivatives held by the Fund was $5,249,338, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.

As of September 30, 2023, the Buffalo Flexible Income Fund was invested in written option contracts.

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund's Statement of Assets and Liabilities as of September 30, 2023:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options — equity contracts	$18,000

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Fund as of March 31, 2023:

Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options — equity contracts	$179,317
Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options — equity contracts	$(19,925)

The following table presents derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (MNA) and net of related collateral received or pledged, if any, as of September 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES AND SUBJECT TO MNAs

	Gross	Gross Amounts Offset In The	Net Amounts Presented In	Gross Amounts Not Offset In The Statement Of Financial Position
Liabilities:	Amounts Of Recognized Liabilities	Statement Of Financial Position	The Statement Of Financial Position	Financial Instruments	Collateral Pledged/ (Received)*	Net Amount
Description
Written Options	$18,000	$—	$18,000	$18,000	$18,000	$—
	$18,000	$—	$18,000	$18,000	$18,000	$—

*   Any over-collateralization of total financial instruments or cash is not shown.

9. FOREIGN INVESTMENT RISK:

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or "capital controls"). These types of controls may restrict or prohibit the Buffalo International Fund's ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund's assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10. LINE OF CREDIT:

U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds which matures, unless renewed, on July 30, 2024. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of September 30, 2023, the Prime Rate was 8.50%. None of the Buffalo Funds had borrowings under the credit facility during the six months ended September 30, 2023.

11. SUBSEQUENT EVENTS:

Management has evaluated the events and transactions that have occurred after September 30, 2023 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

(Unaudited)

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the Advisor's or portfolio managers' forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds' investment advisor, the authority to vote proxies. A description of the Buffalo Funds' proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Trust files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and as an exhibit to its reports on Form N-PORT (first and third quarters). Shareholders may view the Funds' Forms N-CSR and N-PORT on the SEC's website at http://www.sec.gov.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule") to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that open-end investment companies ("funds") will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Liquidity Rule requires funds to establish and implement written liquidity risk management programs ("LRMPs")

The Buffalo Funds (individually, a "Fund" or collectively, the "Funds") have established and implemented the Buffalo Funds' LRMP (the "Program") applicable to all of the Funds. The Board of Trustees of the Funds (the "Board") met on August 24, 2023 (the "Meeting") to review the Program pursuant to the Liquidity Rule. The Board has designated the Funds' adviser, Kornitzer Capital Management, Inc. (the "Adviser"), as the administrator of the Program, and the Adviser has appointed a committee to fulfill the responsibilities set forth under the Program (the "Program Administrator"). At the Meeting, the Adviser's Chief Compliance Officer ("CCO"), on behalf of the Program Administrator, made a presentation to the Board that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Program (the "Presentation"). The Presentation covered the period from July 1, 2022 through June 30, 2023 (the "Reporting Period").

The Presentation noted that the Program considered the key factors under the Liquidity Rule for assessing, managing, and periodically reviewing a Fund's "liquidity risk" (as defined under the Liquidity Rule), including the following points.

Liquidity Classification — The Presentation described the Program's liquidity classification methodology for categorizing the Funds' investments into one of four liquidity buckets. Specifically, the Program Administrator noted that it relied on liquidity classifications provided by ICE Data Services, its third party data service that provides liquidity classification services, and that each Fund predominantly held investments that were classified as highly liquid during the Reporting Period.

Highly Liquid Investment Minimum ("HLIM") — The Program Administrator noted that each Fund's portfolio is expected to continue to primarily hold highly liquid investments and each Fund will be considered a "primarily highly liquid fund" (as defined in the Program) and can therefore continue to rely on the exclusion in the Liquidity Rule from the requirements to determine and review a HLIM for each Fund and to adopt policies and procedures for responding to a HLIM shortfall.

Liquidity Risk — In concluding that each Fund's liquidity risk was low, the Program Administrator considered the following:

•  The Funds' investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions — During the Reporting Period, the Program Administrator reviewed whether each Fund's investment strategy is appropriate for an open-end fund structure with a focus on Funds with holdings of less liquid and illiquid assets and factored a Fund's concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

•  Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions — During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund's reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels, and the degree of certainty associated with a Fund's short-term and long-term cash flow projections.

•  Holdings of cash and cash equivalents — The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund's ability to meet redemption requests.

(Unaudited)

•  Lines of Credit — The Program Administrator considered the existence of lines of credit available to each Fund as a source of temporary liquidity to meet redemption requests.

Conclusion — The Presentation provided that the Program Administrator was not proposing any material changes to the Program after reviewing the adequacy of the Program and the effectiveness of the Program's implementation. The Presentation stated that the Program Administrator concluded that, based on the review of the design and operation of the Program's current policies and procedures during the Reporting Period, the Program is appears to be adequate and has been effectively implemented during the reporting period.

PRIVACY POLICY (UNAUDITED)

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Adviser are collectively referred to as the "Companies," "we," "our" or "us."

As a part of providing you services and products we collect non-public personally identifiable information ("Personal Information") about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.buffalofunds.com
1-800-492-8332

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select.

The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•  Name

•  Address

•  Birthdate

•  Phone number

•  Social Security Number

•  E-mail address

•  Product-Related Personal Information

•  Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies' staff and certain companies working on the Companies' behalf have access to this Personal Information.

(Unaudited)

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

1-800-49-BUFFALO

(1-800-492-8332)

Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

www.buffalofunds.com

Buffalofundannual

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Not Applicable” for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By	/s/Laura Symon Browne
Laura Symon Browne
President and Treasurer

Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By	/s/Laura Symon Browne
Laura Symon Browne
President and Treasurer

Date	December 7, 2023